UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2011

Date of reporting period: January 31, 2011

Item 1.	Reports to Stockholders.

SEI Daily Income Trust

Annual Report as of January 31, 2011

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Duration Bond Fund (formerly, Ultra Short Bond Fund)

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios ecurities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2011

Short-Duration Government Fund

I. Objective

The Short-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (SIMC). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2011, the U.S. fixed-income market experienced continued investor risk appetite and spread compression in non-Treasury sectors of the market. News surrounding financial reform legislation, the housing sector, global sovereign concerns and unemployment continued to weigh on the economy. In addition, the Federal Reserve (Fed) kept the federal funds rate at an historically low level and signaled further quantitative easing (QE2) in September to help stimulate the economy, which led Treasury yields and spreads even lower. However, Treasury yields backed up after the official announcement in November when the Fed said that it would purchase $600 billion of Treasury securities. This occurred because the market had already priced in QE2. Despite the volatility in Treasuries during the period, rallies in the non-Treasury sectors provided strong performance for the fixed-income markets throughout the year. The corporate market continued to be supported by a stabilizing economic condition, improving corporate fundamentals and better market liquidity. Securitized sectors continued to benefit from stable and improving fundamentals as well as strong technicals, as sectors including asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS) had negative net supply. During the period, agency MBS outperformed duration-neutral Treasuries as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2011, the Short-Duration Government Fund, Class A, outperformed the BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index (the “Index”), returning 2.59% versus the Index return of 1.75%.

V. Fund Attribution

The primary drivers of the Fund’s performance during the fiscal year were its allocations to agency MBS and agency debt. Agency MBS benefited in particular, as there was strong demand from money managers and foreign central banks. Despite historically low mortgage rates, prepayment activity remained subdued as there was lower borrower responsiveness to rates and tighter underwriting standards. The Fund’s duration and yield-curve positioning, which was a function of security selection, detracted from performance. Treasury futures were used in certain situations to efficiently assist in managing the Fund’s duration and yield-curve exposure.

Currently, the Fund maintains exposure to agency MBS, as QE2 is likely to keep rates low during the upcoming fiscal year. This means that rate volatility may decline and mortgages could be poised to benefit given strong demand from investors who are interested in a high-quality investment alternative to cash.

SEI Daily Income Trust / Annual Report / January 31, 2011	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2011

Short-Duration Government Fund (Concluded)

Short-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Short-Duration Government Fund, Class A	2.59%	3.86%	4.60%	3.89%	5.43%

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2	SEI Daily Income Trust / Annual Report / January 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2011

Intermediate-Duration Government Fund

I. Objective

The Intermediate-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (SIMC). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2011, the U.S. fixed-income market experienced continued investor risk appetite and spread compression in non-Treasury sectors of the market. News surrounding financial reform legislation, the housing sector, global sovereign concerns and unemployment continued to weigh on the economy. In addition, the Federal Reserve (Fed) kept the federal funds rate at an historically low level and signaled further quantitative easing (QE2) in September to help stimulate the economy, which led Treasury yields and spreads even lower. However, Treasury yields backed up after the official announcement in November when the Fed said that it would purchase $600 billion of Treasury securities. This occurred because the market had already priced in QE2. Despite the volatility in Treasuries during the period, rallies in the non-Treasury sectors provided strong performance for the fixed-income markets throughout the year. The corporate market continued to be supported by a stabilizing economic condition, improving corporate fundamentals and better market liquidity. Securitized sectors continued to benefit from stable and improving fundamentals as well as strong technicals, as sectors including asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS) had negative net supply. During the period, agency MBS outperformed duration-neutral Treasuries as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2011, the Intermediate-Duration Government Fund, Class A, modestly underperformed the BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index (the “Index”), returning 4.62% versus the Index return of 4.68%.

V. Fund Attribution

The primary drivers of the Fund’s performance during the fiscal year were its allocations to agency MBS and agency debt. Agency MBS benefited in particular, as there was strong demand from money managers and foreign central banks. Despite historically low mortgage rates, prepayment activity remained subdued as there was lower borrower responsiveness to rates and tighter underwriting standards. The Fund’s duration and yield-curve positioning, which was a function of security selection, detracted from performance. Treasury futures were used in certain situations to efficiently assist in managing the Fund’s duration and yield-curve exposure.

Currently, the Fund maintains exposure to agency MBS, as QE2 is likely to keep rates low during the upcoming fiscal year. This means that rate volatility may decline and mortgages could be poised to benefit given strong demand from investors who are interested in a high-quality investment alternative to cash.

SEI Daily Income Trust / Annual Report / January 31, 2011	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2011

Intermediate-Duration Government Fund (Concluded)

Intermediate-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Intermediate-Duration Government Fund, Class A	4.62%	6.35%	6.71%	5.53%	6.47%

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	SEI Daily Income Trust / Annual Report / January 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2011

GNMA Fund

I. Objective

The GNMA Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (SIMC). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2011, the U.S. fixed-income market experienced continued investor risk appetite and spread compression in non-Treasury sectors of the market. News surrounding financial reform legislation, the housing sector, global sovereign concerns and unemployment continued to weigh on the economy. In addition, the Federal Reserve (Fed) kept the federal funds rate at an historically low level, and signaled further quantitative easing (QE2) in September to help stimulate the economy, which led Treasury yields and spreads even lower. However, Treasury yields backed up after the official announcement in November when the Fed said that it would purchase $600 billion of Treasury securities. This occurred because the market had already priced in QE2. Despite the volatility in Treasuries during the period, rallies in the non-Treasury sectors provided strong performance for the fixed-income markets throughout the year. The corporate market continued to be supported by a stabilizing economic condition, improving corporate fundamentals and better market liquidity. Securitized sectors continued to benefit from stable and improving fundamentals as well as strong technicals, as sectors including asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS) had negative net supply. During the period, agency MBS outperformed duration-neutral Treasuries, as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2011, the GNMA Fund, Class A, outperformed the Barclays Capital GNMA Index (the “Index”), returning 6.06% versus the Index return of 5.33%.

V. Fund Attribution

Throughout the period, the Fund maintained its large allocation to GNMA pass-through securities, which are pools of residential mortgages where the originating banks, mortgage bankers and savings institutions pass all principal and interest payments directly to the investor. The Fund added value by investing in conventional Fannie Mae and Freddie Mac mortgage-backed securities. The Fund’s coupon and security selection emphasizing 30-year higher-coupon bonds was also beneficial to performance, as the Fund took advantage of changing prepayment expectations and optimized the convexity characteristic of the Fund. The Fund used Treasury futures to efficiently manage duration and yield-curve exposure.

GNMA Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
GNMA Fund, Class A	6.06%	6.91%	6.53%	5.58%	6.81%

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, versus the Barclays Capital GNMA Index

[1]

For the periods ended January 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2011	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2011

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide higher current income than what is typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (SIMC). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2011, the U.S. fixed-income market experienced continued investor risk appetite and spread compression in non-Treasury sectors of the market. News surrounding financial reform legislation, the housing sector, global sovereign concerns and unemployment continued to weigh on the economy. In addition, the Federal Reserve (Fed) kept the federal funds rate at an historically low level, and signaled further quantitative easing (QE2) in September to help stimulate the economy, which led Treasury yields and spreads even lower. However, Treasury yields backed up after the official announcement in November when the Fed said that it would purchase $600 billion of Treasury securities. This occurred because the market had already priced in QE2. Despite the volatility in Treasuries during the period, rallies in the non-Treasury sectors provided strong performance for the fixed-income markets throughout the year. The corporate market continued to be supported by a stabilizing economic condition, improving corporate fundamentals and better market liquidity. Securitized sectors continued to benefit from stable and improving fundamentals as well as strong technicals, as sectors including asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS) had negative net supply. During the period, agency MBS outperformed duration-neutral Treasuries, as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2011, the Ultra Short Duration Bond Fund, Class A, outperformed the Barclays Capital Short U.S. Treasury 9-12 Month Index (the “Index”), returning 2.74% versus the Index return of 0.55%.

V. Fund Attribution

The primary driver of the Fund’s performance was its overweight in non-Treasury sectors, including non-agency MBS, ABS and corporate bonds, especially bonds issued by financial companies. Non-agency MBS was the main contributor for the period, thanks to the strong demand from the Public-Private Investment Program (PPIP) and the relatively attractive loss-adjusted yield. Corporate bond spreads narrowed, driven by continued strong demand and improved earnings. ABS benefited from the steady demand across the buyer universe, resulting in tighter spreads for credit card and auto ABS. The Fund used Treasury futures to efficiently manage duration and yield-curve exposure.

Ultra Short Duration Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Ultra Short Duration Bond Fund, Class A	2.74%	1.42%	2.23%	2.61%	3.89%

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Duration Bond Fund, versus the Barclays Capital Short U.S. Treasury 9-12 Month Index

[1]

For the period ended January 31, 2011. Past performance is no indication of future performance. Class A Shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6	SEI Daily Income Trust / Annual Report / January 31, 2011

Definition of Comparative Indices*

Barclays Capital GNMA Index is a widely-recognized, capitalization-weighted index of 15-30 year fixed-rate securities backed by mortgage pools of GNMA.

Barclays Capital Short U.S. Treasury 9-12 Month Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than 3 years.

BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least three years and less than five years

* An Index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

SEI Daily Income Trust / Annual Report / January 31, 2011	7

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 31.4%
Argento Variable Funding LLC
0.320%, 02/04/11	$2,000	$2,000
Atlantis One Funding
0.401%, 02/04/11	3,000	3,000
BNZ International Funding
0.310%, 04/12/11	1,000	999
0.361%, 05/24/11	1,000	999
0.401%, 07/12/11	3,900	3,893
Cancara Asset Securitisation LLC
0.300%, 02/07/11	2,000	2,000
Coca-Cola
0.220%, 03/16/11	500	500
Commonwealth Bank of Australia
0.351%, 06/10/11	1,300	1,298
0.381%, 06/14/11	1,000	999
Falcon Asset Securitization LLC
0.401%, 02/02/11	1,000	1,000
FCAR Owner Trust
0.330%, 02/22/11	500	500
0.350%, 03/01/11	450	450
0.450%, 04/05/11 to 06/07/11	3,275	3,271
0.451%, 05/06/11 to 07/05/11	8,600	8,585
General Electric Capital
0.310%, 03/01/11	1,000	1,000
0.360%, 07/14/11	3,000	2,995
Grampian Funding LLC
0.320%, 02/01/11 to 02/07/11	8,000	8,000
0.330%, 02/14/11	500	500
Jupiter Securitization LLC
0.400%, 02/02/11	1,000	1,000
Kells Funding LLC
0.370%, 05/16/11 to 05/17/11	7,000	6,992
0.360%, 05/18/11	3,000	2,997
Liberty Street Funding LLC
0.280%, 04/11/11	1,800	1,799
Manhattan Asset Funding LLC
0.270%, 02/16/11 to 02/22/11	5,015	5,015
Market Street Funding LLC
0.280%, 04/18/11	3,000	2,998
MetLife Short Term Funding LLC
0.310%, 04/11/11	1,600	1,599
0.320%, 04/25/11 to 05/09/11	3,000	2,997
NRW.BANK
0.345%, 05/02/11	2,000	1,998
0.350%, 05/09/11	1,000	999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Old Line Funding LLC
0.270%, 03/07/11	$2,900	$2,899
Prudential PLC
0.330%, 02/01/11 to 02/18/11	5,000	5,000
0.340%, 02/03/11	2,000	2,000
0.370%, 03/08/11 to 03/09/11	2,600	2,599

Sheffield Receivables
0.370%, 03/01/11 to 03/02/11	1,500	1,500
Societe Generale North America
0.402%, 05/02/11	5,000	4,995
Thunder Bay Funding LLC
0.270%, 03/03/11	500	500
0.310%, 04/01/11	500	500
Toyota Credit Canada
0.360%, 05/20/11	1,000	999
Toyota Financial Services de Puerto Rico
0.340%, 04/11/11	1,000	999
0.400%, 04/15/11	3,000	2,998
Toyota Motor Credit
0.350%, 03/07/11	2,000	1,999
0.360%, 04/07/11 to 04/08/11	4,000	3,998
0.380%, 06/13/11	3,500	3,495

Total Commercial Paper (Cost $104,864) ($ Thousands)		104,864

CERTIFICATES OF DEPOSIT — 28.3%
Bank of Montreal
0.350%, 06/15/11	1,000	1,000
Bank of Nova Scotia
0.350%, 06/20/11	1,000	1,000
0.350%, 06/27/11	2,000	2,000
Bank of Tokyo-Mitsubishi UFJ NY
0.300%, 03/14/11	3,000	3,000
0.300%, 03/14/11	2,000	2,000
0.310%, 03/28/11	3,000	3,000
Barclays Bank PLC
0.420%, 02/14/11	2,000	2,000
0.430%, 02/15/11	1,000	1,000
0.370%, 03/28/11	3,000	3,000
0.360%, 04/21/11	4,000	4,000
BNP Paribas
0.430%, 03/07/11	3,000	3,000
0.440%, 03/14/11	5,000	5,000
0.430%, 03/21/11	3,000	3,000
Caisse des Depots
0.440%, 02/18/11	4,000	4,000
0.420%, 02/23/11	1,000	1,000
0.440%, 03/10/11	2,000	2,000
Credit Agricole
0.350%, 03/01/11	7,000	7,000
Credit Industriel et Commercial
0.330%, 02/14/11	4,000	4,000
0.355%, 02/17/11	4,000	4,000
0.450%, 03/01/11	1,000	1,000

8	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mizuho Corporate Bank
0.270%, 02/22/11	$2,000	$2,000
National Australia Bank
0.315%, 05/12/11	2,000	2,000
0.425%, 06/01/11	3,000	3,000
0.385%, 06/07/11	1,000	1,000
Nordea Bank
0.360%, 05/31/11	2,000	2,000
0.360%, 06/01/11	4,000	4,000
Rabobank Nederland
0.410%, 02/04/11	1,000	1,000
Royal Bank of Canada
0.310%, 03/07/11	1,000	1,000
Sumitomo Mitsui Banking
0.280%, 02/01/11	7,500	7,500
0.300%, 04/07/11	1,300	1,300
0.300%, 04/13/11	1,000	1,000
Svenska Handelsbanken
0.280%, 03/09/11	500	500
0.300%, 04/13/11	1,100	1,100
0.385%, 06/06/11	2,000	2,000
Toronto-Dominion Bank
0.350%, 07/11/11	825	825
UBS
0.390%, 02/24/11	1,500	1,500
0.360%, 04/07/11	1,000	1,000
0.405%, 07/11/11	3,450	3,450
0.430%, 07/12/11	1,400	1,400
0.470%, 07/29/11	1,000	1,000

Total Certificates of Deposit (Cost $94,575) ($ Thousands)		94,575

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
FFCB
0.281%, 02/10/11 (A)	1,000	1,000
0.213%, 04/20/11 (A)	2,000	2,000
FHLB DN
0.175%, 04/15/11 (C)	1,000	1,000
0.185%, 04/25/11 (C)	1,000	999
FHLMC
0.353%, 04/07/11 (A)	8,000	8,000
FHLMC MTN
0.372%, 03/09/11 (A)	13,000	13,003
FHLMC, Ser 1
0.147%, 02/01/11 (A)	5,000	5,000
FHLMC DN, Ser RB
0.205%, 02/22/11 (C)	1,000	1,000
0.200%, 07/07/11 (C)	1,000	999
FNMA DN
0.180%, 02/14/11 (C)	2,000	2,000
0.209%, 02/23/11 (C)	1,000	1,000
FNMA
0.291%, 02/20/11 (A)	1,000	999

Total U.S. Government Agency Obligations (Cost $37,000) ($ Thousands)		37,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bills (A)
0.190%, 05/26/11	$2,000	$1,999
U.S. Treasury Notes
0.875%, 02/28/11	1,500	1,501
4.500%, 02/28/11	1,000	1,003
4.875%, 05/31/11	1,400	1,421
1.000%, 07/31/11	1,200	1,205
4.625%, 10/31/11	2,000	2,064
1.750%, 11/15/11	1,000	1,012

Total U.S. Treasury Obligations (Cost $10,205) ($ Thousands)		10,205

MUNICIPAL BONDS — 2.5%

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.270%, 02/02/11 (C)	395	395

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.247%, 02/03/11 (C)	680	680

Iowa — 0.5%
Iowa State, Finance Authority, Ser C, RB
0.247%, 02/03/11 (A)	1,575	1,575
Iowa State, Finance Authority, Ser G, RB
0.250%, 02/03/11 (C)	85	85

		1,660

Kentucky — 0.6%
Kentucky State, Housing Development Authority, Ser J, RB
0.340%, 02/03/11 (C)	1,915	1,915
Kentucky State, Housing Development Authority, Ser W, RB
0.340%, 02/02/11 (C)	240	240

		2,155

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.280%, 02/02/11 (C)	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.260%, 02/03/11 (C)	300	300

Texas — 0.7%
Texas State, GO
0.300%, 02/01/11 (C)	105	105
0.300%, 02/01/11 (C)	400	400

SEI Daily Income Trust / Annual Report / January 31, 2011	9

SCHEDULE OF INVESTMENTS

Money Market Fund (Concluded)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser A, GO
0.300%, 02/01/11 (C)	$500	$500
Texas State, Ser A-2, GO
0.237%, 02/02/11 (C)	1,000	1,000
Texas State, Ser B, GO
0.370%, 02/02/11 (C)	215	215
Texas State, Ser B2, GO
0.270%, 02/02/11 (C)	100	100

		2,320

Wisconsin — 0.2%
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.330%, 02/02/11 (C)	500	500

Total Municipal Bonds (Cost $8,200) ($ Thousands)		8,200

REPURCHASE AGREEMENTS (D) — 23.6%
Barclays Capital 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $17,000,104 (collateralized by FHLMC, par value $17,270,000, 0.750%, 12/28/12, with total market value $17,340,634)	17,000	17,000
BNP Paribas 0.330%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $5,000,046 (collateralized by Federative Republic of Brazil, par value $3,892,123, 8.875%, 10/14/19, with total market value $5,250,001)	5,000	5,000
Deutsche Bank 0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,000,008 (collateralized by various corporate obligations*, ranging in par value $33,000-$1,050,027, 0.000%-3.000%, 12/09/11-07/05/14, with total market value $1,020,330)	1,000	1,000
Deutsche Bank 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $17,000,104 (collateralized by FMNA, par value $41,845,564, 7.000%, 10/01/38, with total market value $17,340,000)	17,000	17,000
JP Morgan 0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $3,000,029 (collateralized by Genworth Financial, par value $2,765,000, 8.625%, 12/15/16, with total market value $3,155,220)	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBS 0.230%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $17,000,109 (collateralized by various GNMA, ranging in par value $1,610,000-$15,510,090, 3.000%-3.500%, 05/20/40-07/20/40, with total market value $17,342,557)	$17,000	$17,000
UBS 0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,000,008 (collateralized by various corporate obligations*, ranging in par value $382,000-$559,980, 1.000%, 03/01/15-04/01/17, with a total market value $1,050,609)	1,000	1,000
UBS 0.230%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $17,681,113 (collateralized by GNMA, par value $54,377,596, 6.000%, 09/15/38, with total market value $18,034,620)	17,681	17,681

Total Repurchase Agreements (Cost $78,681) ($ Thousands)		78,681

Total Investments — 100.0% (Cost $333,525) ($ Thousands)		$333,525

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2011, is as follows:

Counter party	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Deutsche Bank	GE Capital	3.000%	12/09/11	$33
UBS	Freeport-McMoran	8.375	04/01/17	382
	JPMorgan Chase	4.750	03/01/15	560

Percentages	are based on Net Assets of $333,610 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities held in connection with a letter of credit issued by a bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

Government Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.5%
FFCB (A)
0.251%, 02/01/11	$10,000	$9,998
0.240%, 02/21/11	10,000	9,999
0.281%, 02/10/11	6,400	6,398
FFCB, Ser 1
0.241%, 12/13/11 (A)	1,000	1,000
FHLB
0.260%, 02/04/11	35,000	35,000
0.750%, 03/18/11	600	600
0.200%, 04/29/11	18,000	17,999
1.625%, 07/27/11	6,575	6,619
0.260%, 11/17/11	12,000	11,995
0.785%, 11/25/11	6,000	6,020
0.290%, 04/20/11 (A)	2,800	2,800
FHLB, Ser 1
2.625%, 05/20/11	19,000	19,137
FHLB DN (B)
0.200%, 05/18/11	3,000	2,998
0.210%, 06/01/11	2,000	1,999
FHLMC
3.250%, 02/25/11	4,080	4,088
0.353%, 04/07/11 (A)	63,000	63,003
2.750%, 04/11/11	5,000	5,024
1.625%, 04/26/11	8,000	8,026
FHLMC, Ser 1
0.147%, 02/01/11 (A)	35,000	35,000
FHLMC DN (B)
0.210%, 02/25/11	10,000	9,999
0.215%, 04/04/11	25,000	24,991
0.220%, 04/06/11	8,700	8,697
0.200%, 04/25/11 to 07/25/11	48,000	47,961
0.235%, 05/23/11	15,000	14,989
0.240%, 07/06/11	6,000	5,994
FHLMC DN, Ser RB (B)
0.230%, 03/01/11	10,000	9,998
0.220%, 04/12/11 to 07/05/11	21,300	21,285
0.225%, 06/07/11	6,000	5,995
0.215%, 06/21/11	7,000	6,994
0.200%, 07/07/11	4,000	3,996
0.250%, 08/16/11	21,000	20,971
FHLMC MTN
0.372%, 03/09/11 (A)	50,000	50,010
FNMA
2.750%, 04/11/11	22,052	22,156
1.375%, 04/28/11	9,418	9,444
0.291%, 02/20/11 (A)	4,000	3,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA, Ser 1
0.400%, 02/01/11 (A)	$1,800	$1,799
FNMA DN (B)
0.217%, 02/02/11	30,000	30,000
0.210%, 04/20/11	7,891	7,887
0.220%, 04/25/11 to 04/26/11	15,000	14,993
FNMA DN, Ser BB
0.250%, 07/07/11 (B)	1,000	999

Total U.S. Government Agency Obligations (Cost $570,860) ($ Thousands)		570,860

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bills (B)
0.190%, 05/26/11	14,000	13,992
0.203%, 07/07/11	11,000	10,990
U.S. Treasury Notes
1.125%, 06/30/11	5,000	5,019
1.000%, 07/31/11	3,500	3,514

Total U.S. Treasury Obligations (Cost $33,515) ($ Thousands)		33,515

REPURCHASE AGREEMENTS (C) — 42.4%
Barclays Capital 0.210%, dated 01/31/11, to be repurchased on 02/03/11, repurchase price $14,002,287 (collateralized by Resolution Funding, par value 18,349,000, 0.000%, 10/15/2018, with total market value 14,280,476)	14,000	14,000
BNP Paribas 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $52,000,318 (collateralized by various corporate obligations*, ranging in par value $18,270,299-$34,186,602, 1.625%-3.150%, 07/15/2011-12/09/2011, with total market value $53,560,000)	52,000	52,000
Deutsche Bank 0.200%, dated 01/31/11, to be repurchased on 03/15/11, repurchase price $8,002,044 (collateralized by various corporate obligations*, ranging in par value $50,000-$7,980,000, 0.000%-5.730%, 01/17/2012-04/01/2056, with total market value $8,160,823) (D)	8,000	8,000
Deutsche Bank 0.200%, dated 01/04/11, to be repurchased on 04/04/11, repurchase price $10,001,556 (collateralized by U.S. Treasury Notes, par value $9,464,100, 1.375%, 07/15/2018, with total market value $10,200,096) (D)	10,000	10,000

SEI Daily Income Trust / Annual Report / January 31, 2011	11

SCHEDULE OF INVESTMENTS

Government Fund (Concluded)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $39,904,233 (collateralized by FHLB, par value $40,710,000, 0.000%, 03/23/2011, with total market value $40,703,079)	$39,904	$39,904
Goldman Sachs 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $165,000,963 (collateralized by various FFCB, ranging in par value $9,671,000-$84,900,000, 0.000%-2.050%, 11/30/2011-01/21/2015, with total market value $168,301,618)	165,000	165,000
Goldman Sachs 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $52,000,318 (collateralized by Morgan Stanley, par value 52,009,071, 3.250%, 12/01/2011, with total market value $53,560,328)	52,000	52,000
Morgan Stanley 0.230%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $52,000,332 (collateralized by various obligations*, ranging in par value $14,742,774-$36,906,298, 2.250%-2.625%, 03/12/2012-12/28/2012, with total market value $53,560,000)	52,000	52,000
UBS 0.240%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $52,000,347 (collateralized by various corporate obligations*, ranging in par value $70,000-$38,900,296, 0.5825%-2.125%, 11/09/2011-12/21/2012, with total market value $53,560,000)	52,000	52,000

Total Repurchase Agreements (Cost $444,904) ($ Thousands)		444,904

Total Investments — 100.1% (Cost $1,049,279)($ Thousands)		$1,049,279

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2011, is as follows:

Counter party	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	American Express	3.150%	12/09/11	$34,817
	Goldman Sachs	1.625	07/15/11	18,270
Morgan Stanley	GE Capital	2.250	03/12/12	14,743
	GE Capital	2.625	12/28/12	36,906
UBS	Citigroup	0.583	03/30/12	38,900
	GE Capital	2.125	12/21/12	70
	Goldman Sachs	0.714	11/09/11	14,297

Percentages are based on Net Assets of $1,047,933 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Securities considered illiquid. The total value of such securities as of January 31, 2011 was $18,000 ($ Thousands) and represented 1.7% of Net Assets.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 91.4%
FFCB
2.875%, 02/14/11	$1,000	$1,001
0.240%, 02/21/11 (A)	13,000	12,999
2.625%, 04/21/11	6,000	6,032
0.251%, 02/01/11 (A)	15,000	14,997
0.281%, 02/13/11 (A)	4,000	4,000
0.281%, 02/10/11 (A)	14,500	14,496
FFCB, Ser 1
0.241%, 12/13/11 (A)	6,000	6,000
FFCB DN (B)
0.160%, 04/05/11	7,000	6,998
0.190%, 05/26/11	5,000	4,997
0.200%, 06/06/11	3,000	2,998
0.210%, 07/01/11	5,000	4,996
0.230%, 07/25/11	2,000	1,998
FHLB
0.210%, 02/28/11 to 03/14/11	40,000	39,999
5.000%, 03/11/11	2,000	2,010
3.250%, 03/11/11	6,995	7,017
2.875%, 03/11/11	6,000	6,017
0.375%, 03/18/11	3,000	3,001
0.750%, 03/18/11	10,000	10,007
0.520%, 04/12/11	5,000	5,003
0.700%, 04/18/11	2,000	2,002
0.200%, 04/20/11	23,000	22,999
0.540%, 05/24/11	5,000	5,005
0.260%, 11/17/11	10,000	9,996
0.785%, 11/25/11	8,000	8,027
0.290%, 01/20/12 (A)	14,000	13,999
FHLB, Ser 1
2.625%, 05/20/11	6,000	6,043
FHLB DN (B)
0.100%, 02/01/11	37,019	37,019
0.149%, 02/02/11 to 02/04/11	209,087	209,085
0.145%, 02/09/11	75,000	74,998
0.160%, 02/11/11 to 02/18/11	100,579	100,573
0.162%, 02/16/11	58,310	58,306
0.150%, 02/17/11 to 02/25/11	57,000	56,996
0.122%, 02/23/11	72,000	71,993
0.180%, 03/07/11	1,000	1,000
0.190%, 03/14/11 to 03/23/11	16,000	15,996
0.220%, 03/30/11	17,000	16,994
0.170%, 04/06/11 to 04/27/11	73,000	72,977
0.175%, 04/08/11 to 04/15/11	109,000	108,963
0.185%, 04/25/11	52,800	52,779
0.210%, 04/26/11 to 07/08/11	20,000	19,983
0.190%, 04/29/11	2,000	1,999
0.194%, 05/04/11	20,000	19,990

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.200%, 05/11/11 to 07/27/11	$31,000	$30,978
0.205%, 05/12/11	3,000	2,998
0.189%, 06/03/11	30,000	29,981
0.215%, 06/15/11 to 06/22/11	24,400	24,379
0.212%, 06/17/11	15,000	14,988

Total U.S. Government Agency Obligations (Cost $1,245,612) ($ Thousands)		1,245,612

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bills (B)
0.126%, 02/24/11	33,000	32,997
0.112%, 03/24/11	14,000	13,997
0.170%, 03/31/11	12,000	11,996
0.190%, 05/26/11	15,000	14,991
0.210%, 06/02/11	7,000	6,995
0.203%, 07/07/11	15,000	14,987
U.S. Treasury Notes
1.125%, 06/30/11	17,000	17,063
1.000%, 07/31/11	4,000	4,016

Total U.S. Treasury Obligations (Cost $117,042) ($ Thousands)		117,042

Total Investments — 100.0% (Cost $1,362,654)($ Thousands)		$1,362,654

Percentages	are based on Net Assets of $1,362,893 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2011	13

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 26.6%
Bank of Montreal
0.350%, 06/15/11	$14,000	$14,000
Bank of Nova Scotia
0.350%, 06/20/11	10,000	10,000
0.350%, 06/27/11	15,000	15,000
Bank of Tokyo-Mitsubishi UFJ NY
0.300%, 03/14/11	16,000	16,000
0.300%, 03/14/11	18,000	18,000
0.310%, 03/28/11	15,000	15,000
0.310%, 03/29/11	16,000	16,000
Barclays Bank PLC
0.460%, 02/11/11	30,000	30,000
0.430%, 02/15/11	15,000	15,000
0.370%, 03/28/11	50,000	50,000
0.360%, 04/21/11	34,500	34,500
BNP Paribas
0.430%, 03/07/11	35,000	35,000
0.440%, 03/14/11	44,000	44,000
0.430%, 03/14/11	40,000	40,000
0.430%, 03/21/11	45,000	45,000
Caisse des Depots
0.420%, 02/23/11	7,900	7,900
0.440%, 03/10/11	23,000	23,000
Credit Agricole
0.350%, 03/01/11	36,000	36,000
Credit Industriel et Commercial
0.330%, 02/14/11	11,000	11,000
Mizuho Corporate Bank
0.270%, 02/22/11	19,000	19,000
National Australia Bank
0.315%, 05/12/11	16,000	15,998
0.425%, 06/01/11	18,000	18,000
0.385%, 06/07/11	10,000	10,000
Nordea Bank
0.360%, 05/31/11	19,000	19,000
0.360%, 06/01/11	28,000	28,000
Nordea Bank Finland PLC
0.305%, 06/01/11	60,000	60,000
Societe Generale
0.320%, 02/01/11	5,100	5,100
Sumitomo Mitsui Banking
0.280%, 02/01/11	9,500	9,500
0.300%, 04/05/11	20,000	20,000
0.300%, 04/06/11	12,000	12,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.300%, 04/07/11	$10,850	$10,850
0.300%, 04/13/11	10,000	10,000
Svenska Handelsbanken
0.280%, 03/09/11	4,000	4,000
0.300%, 04/13/11	9,580	9,580
0.385%, 06/06/11	17,000	17,000
Toronto-Dominion Bank
0.350%, 07/11/11	7,200	7,200
UBS
0.390%, 02/24/11	13,000	13,000
0.360%, 04/07/11	17,000	17,000
0.530%, 06/30/11	7,820	7,823
0.425%, 07/01/11	31,000	31,000
0.405%, 07/11/11	34,000	34,000
0.430%, 07/12/11	12,000	12,000
0.470%, 07/29/11	10,000	10,002
Westpac Banking
0.350%, 07/01/11	19,000	19,000

Total Certificates of Deposit (Cost $894,453) ($ Thousands)		894,453

COMMERCIAL PAPER (A) (B) — 25.5%
Atlantis One Funding
0.401%, 02/04/11	36,000	35,999
BNZ International Funding
0.310%, 04/12/11	10,000	9,994
0.361%, 05/24/11	9,000	8,990
0.401%, 07/12/11	31,200	31,144
Cancara Asset Securitisation LLC
0.300%, 02/07/11	16,000	15,999
Coca-Cola
0.220%, 03/16/11	5,000	4,999
Commonwealth Bank of Australia
0.351%, 06/10/11	10,500	10,487
0.381%, 06/14/11	6,000	5,992
0.371%, 06/15/11	2,500	2,497
Falcon Asset Securitization LLC
0.401%, 02/02/11	4,750	4,750
FCAR Owner Trust
0.350%, 03/01/11	2,000	1,999
0.451%, 05/06/11 to 07/05/11	110,000	109,806
Gemini Securitization LLC
0.300%, 05/02/11	14,000	13,990
General Electric Capital
0.360%, 07/14/11	19,000	18,969
Grampian Funding LLC
0.320%, 02/07/11	35,000	34,998
Jupiter Securitization LLC
0.400%, 02/02/11	11,750	11,750
Kells Funding LLC
0.370%, 05/16/11 to 05/17/11	63,100	63,032
0.360%, 05/18/11	26,000	25,972
Liberty Street Funding LLC
0.280%, 04/11/11	15,000	14,992

14	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manhattan Asset Funding LLC
0.310%, 02/03/11	$5,900	$5,900
0.270%, 02/16/11 to 02/22/11	35,180	35,175
Market Street Funding LLC
0.280%, 04/18/11	30,004	29,986
MetLife Short Term Funding LLC
0.310%, 04/11/11	12,500	12,493
0.320%, 05/02/11 to 05/31/11	74,200	74,132
Old Line Funding LLC
0.270%, 03/07/11	22,600	22,594
Prudential PLC
0.330%, 02/18/11 to 04/29/11	25,000	24,986
0.370%, 03/08/11 to 03/09/11	30,000	29,989
0.320%, 05/04/11	11,000	10,991
Sheffield Receivables
0.370%, 03/01/11 to 03/02/11	28,000	27,992
Societe Generale North America
0.402%, 05/02/11	97,500	97,402
Thunder Bay Funding LLC
0.270%, 03/03/11	5,000	4,999
Toyota Motor Credit
0.360%, 04/07/11 to 04/08/11	34,000	33,978
0.380%, 06/13/11	10,000	9,986
Variable Funding Capital LLC
0.340%, 07/05/11	12,000	11,983

Total Commercial Paper (Cost $858,945) ($ Thousands)		858,945

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
FFCB
0.281%, 02/10/11 (C)	10,000	9,997
0.213%, 04/20/11 (C)	12,000	12,000
FHLB DN
0.175%, 04/15/11 (A)	8,000	7,997
0.185%, 04/25/11 (A)	8,000	7,997
FHLMC
0.372%, 03/09/11 (C)	90,000	90,020
0.353%, 04/07/11 (C)	50,600	50,602
FHLMC, Ser 1
0.147%, 02/01/11 (C)	35,000	35,000
FHLMC DN, Ser RB
0.205%, 02/22/11 (A)	2,000	2,000
0.200%, 07/07/11 (A)	11,000	10,990
FNMA
0.291%, 02/20/11 (C)	8,000	7,997
FNMA DN
0.180%, 02/14/11 (A)	17,000	16,999
0.209%, 02/23/11 (A)	12,000	11,998

Total U.S. Government Agency Obligations (Cost $263,597) ($ Thousands)		263,597

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills (A)
0.190%, 05/26/11	15,000	14,991

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. Treasury Notes
4.500%, 02/28/11	$8,000	$8,026
0.875%, 02/28/11	16,000	16,008
4.875%, 05/31/11	9,420	9,564
1.125%, 06/30/11	3,800	3,814
1.000%, 07/31/11	10,800	10,843
4.625%, 10/31/11	12,000	12,387
1.750%, 11/15/11	8,000	8,093

Total U.S. Treasury Obligations (Cost $83,726) ($ Thousands)		83,726

MUNICIPAL BONDS (C) — 2.2%

Colorado — 0.5%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.230%, 02/02/11	1,825	1,825
0.260%, 02/02/11	3,200	3,200
0.270%, 02/02/11	100	100
0.230%, 02/02/11	900	900
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.270%, 02/02/11	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.250%, 02/02/11	4,050	4,050
Colorado State, Housing & Finance Authority, Ser C1, RB
0.210%, 02/02/11	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.230%, 02/02/11	600	600
Colorado State, Housing & Finance Authority, Ser I, RB
0.270%, 02/02/11	1,140	1,140

		16,480

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.247%, 02/03/11	4,400	4,400

Iowa — 0.4%
Iowa State, Finance Authority, Ser B, RB
0.220%, 02/03/11	900	900
Iowa State, Finance Authority, Ser C, RB
0.247%, 02/03/11	10,115	10,115
Iowa State, Finance Authority, Ser G, RB
0.250%, 02/03/11	415	415
Iowa State, Finance Authority, Ser M, RB
0.230%, 02/03/11	850	850

		12,280

SEI Daily Income Trust / Annual Report / January 31, 2011	15

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser W, RB
0.340%, 02/02/11	$1,815	$1,815

Minnesota — 0.0%
Minnesota Housing Finance Agency, Ser T, RB
0.290%, 06/02/11	195	195

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.280%, 02/02/11	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.260%, 02/03/11	3,600	3,600

Texas — 0.9%
Texas State, GO
0.300%, 02/01/11	3,555	3,555
0.300%, 02/01/11	4,245	4,245
0.300%, 02/01/11	3,750	3,750
Texas State, Ser A, GO
0.300%, 02/01/11	3,955	3,955
Texas State, Ser A-2, GO
0.237%, 02/02/11	400	400
Texas State, Ser B, GO
0.370%, 02/02/11	1,945	1,945
0.270%, 02/03/11	585	585
Texas State, Ser B2, GO
0.270%, 02/02/11	1,000	1,000
Texas State, Ser C, GO
0.250%, 02/02/11	9,525	9,525

		28,960

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.270%, 02/03/11	1,070	1,070
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.320%, 02/02/11	300	300

		1,370

Total Municipal Bonds (Cost $72,045) ($ Thousands)		72,045

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (D) — 35.7%
Barclays Capital 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $31,000,189 (collateralized by FNMA, par value $31,492,000, 0.750%, 12/28/12, with total market value $31,620,802)	$31,000	$31,000
BNP Paribas 0.330%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $10,000,092 (collateralized by Federative Republic of Brazil, par value $7,784,245, 8.875%, 10/14/19, with total market value $10,500,001)	10,000	10,000
Deutsche Bank 0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $14,000,117 (collateralized by Sara Lee, par value 14,218,954, 3.875%, 06/15/13, with total market value $14,700,001)	14,000	14,000
Deutsche Bank 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $60,096,351 (collateralized by FHLB, par value $61,309,000, 0.000%, 03/23/11, with total market value $61,298,577)	60,096	60,096
Deutsche Bank 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $130,000,794 (collateralized by FMNA, par value $297,349,789, 7.000%, 10/01/38, with total market value $132,600,000)	130,000	130,000
Goldman Sachs 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $100,000,611 (collateralized by various FNMA obligations, ranging in par value $26,119,811-$70,676,485, 4.500%-6.000%, 06/01/21-12/01/40, with total market value $102,000,623)	100,000	100,000
JPMorgan Chase 0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $33,000,321 (collateralized by various corporate obligations*, ranging in par value $635,000-$18,050,000, 5.375%-8.875%, 06/15/11-12/15/16, with total market value 34,651,032)	33,000	33,000

16	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $247,001,509 (collateralized by various FHLMC obligations, ranging in par value $12,940,000-$25,192,035, 0.000%-6.505%, 01/01/20-11/01/40, with total market value $251,943,723)	$247,000	$247,000
Morgan Stanley 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $200,001,222 (collateralized by various FHLMC obligations, ranging in par value $24,430,899-$40,070,648, 4.000%-5.000%, 02/01/25-11/01/40, with total market value $204,000,001)	200,000	200,000
RBS 0.230%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $179,917,149 (collateralized by various GNMA obligations, ranging in par value $176,090-$24,091,846, 2.500%-6.000%, 09/20/32-1/20/41, with total market value 183,516,940)	179,916	179,916
UBS 0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $7,000,058 (collateralized by Morgan Stanley Group, par value $6,956,067, 5.550%, 04/27/2017, with total market value $7,350,001)	7,000	7,000
UBS 0.230%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $190,237,215 (collateralized by various FNMA obligations, ranging in par value $40,013,287-$145,489,054, 4.000%-6.000%, 01/01/2026-01/01/2041, with total market value $194,040,721)	190,236	190,236

Total Repurchase Agreements (Cost $1,202,248) ($ Thousands)		1,202,248

Total Investments — 100.3% (Cost $3,375,014)($ Thousands)		$3,375,014

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2011, is as follows:

Counter party	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Agilent Technologies	5.500%	09/14/15	$7,935
	Ameren	8.875	05/15/14	2,613
	Genworth Financial	8.625	12/15/16	635
	Motorola	5.375	11/15/12	1,098
	Motorola	8.000	11/01/11	2,081
	Utilicorp Canada Finance	7.750	06/15/11	18,050

Percentages are based on Net Assets of $3,364,624 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2011	17

SCHEDULE OF INVESTMENTS

Treasury Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 32.5%
U.S. Treasury Bills (A)
0.170%, 03/03/11	$2,000	$2,000
0.185%, 04/07/11	5,000	4,998
0.203%, 07/07/11	11,000	10,990
0.205%, 07/28/11	17,000	16,983
U.S. Treasury Notes
4.500%, 02/28/11 to 11/30/11	12,000	12,194
0.875%, 02/28/11 to 05/31/11	49,000	49,051
4.875%, 05/31/11 to 07/31/11	11,000	11,176
1.125%, 06/30/11	9,250	9,284
5.125%, 06/30/11	11,000	11,222
1.000%, 07/31/11 to 09/30/11	26,000	26,112
4.625%, 10/31/11	750	774
1.750%, 11/15/11	6,000	6,070

Total U.S. Treasury Obligations (Cost $160,854) ($ Thousands)		160,854

REPURCHASE AGREEMENTS (B) — 67.4%
Barclays Capital 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $114,000,665 (collateralized by U.S. Treasury Notes, par value 113,265,400, 2.375%, 03/31/16, with total market value $116,280,005)	114,000	114,000
BNP Paribas 0.200%, dated 01/31/11, to be repurchased on 02/24/11, repurchase price $6,002,300 (collateralized by various U.S. Treasury obligations, ranging in par value $159,000-$1,252,100, 1.625%-2.125%, 01/15/15-01/15/26, with total market value $6,120,040) (C)	6,000	6,000
BNP Paribas 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $75,000,438 (collateralized by U.S. Treasury Bond, par value $53,482,200, 7.875%, 02/15/21, with total market value $76,500,141)	75,000	75,000
Deutsche Bank 0.180%, dated 01/21/11, to be repurchased on 04/21/11, repurchase price $3,000,165 (collateralized by U.S. Treasury Notes, par value $2,839,300, 1.375%, 07/15/18, with total market value $3,060,104) (C)	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank 0.200%, dated 01/31/11, to be repurchased on 04/04/11, repurchase price $8,001,244 (collateralized by TIPS, par value $7,571,300, 1.375%, 07/15/18, with total market value $8,160,099) (C)	$8,000	$8,000
Deutsche Bank 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $114,000,665 (collateralized by U.S. Treasury Notes, par value 115,872,200, 2.000%, 01/31/16, with total market value $116,280,070)	114,000	114,000
Societe Generale 0.200%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $13,666,038 (collateralized by U.S. Treasury Notes, par value 13,905,900, 0.625%, 12/31/12, with total market value $13,939,416)	13,666	13,666

Total Repurchase Agreements (Cost $333,666) ($ Thousands)		333,666

Total Investments — 99.9% (Cost $494,520) ($ Thousands)		$494,520

Percentages are based on Net Assets of $494,980 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2011 was $17,000 ($ Thousands) and represented 3.4% of Net Assets.

TIPS	— Treasury Inflation-Protected Securities

As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Bills (A)
0.120%, 02/03/11	$88,606	$88,605
0.134%, 02/10/11	92,393	92,390
0.124%, 02/17/11	27,907	27,905
0.126%, 02/24/11	30,877	30,874
0.170%, 03/03/11	20,000	19,997
0.146%, 03/10/11	10,000	9,999
0.163%, 03/17/11	5,000	4,999
0.112%, 03/24/11	16,624	16,621
0.135%, 04/07/11	43,140	43,129
0.150%, 04/14/11	10,000	9,997
0.153%, 04/21/11	15,000	14,995
0.155%, 04/28/11	10,000	9,996
0.160%, 05/12/11	2,500	2,499
0.185%, 06/23/11	5,000	4,996
0.195%, 06/30/11	2,000	1,998
0.203%, 07/07/11	4,000	3,997
0.205%, 07/28/11	6,000	5,994
U.S. Treasury Notes
4.500%, 02/28/11 to 11/30/11	9,000	9,060
0.875%, 02/28/11 to 04/30/11	42,000	42,034
4.875%, 05/31/11	5,000	5,076
1.125%, 06/30/11	4,300	4,317
1.000%, 07/31/11 to 09/30/11	14,000	14,062
4.625%, 10/31/11	2,000	2,064
1.750%, 11/15/11	6,000	6,070

Total U.S. Treasury Obligations (Cost $471,674) ($ Thousands)		471,674

Total Investments — 99.9% (Cost $471,674) ($ Thousands)		$471,674

Percentages are based on Net Assets of $472,043 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2011	19

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 57.8%

Agency Mortgage-Backed Obligations — 57.8%
FHLMC
7.375%, 09/01/18 (A)	$6	$6
7.287%, 03/01/19 (A)	21	21
7.250%, 01/01/18 to 09/01/20 (A)	41	42
7.125%, 07/01/18 to 11/01/20 (A)	15	15
7.000%, 02/01/16 to 11/01/18 (A)	29	31
6.875%, 07/01/18 to 07/01/18 (A)	18	19
6.750%, 09/01/16 to 01/01/17 (A)	10	11
6.625%, 02/01/16 to 06/01/18 (A)	8	8
6.500%, 07/01/16 to 01/01/17 (A)	13	13
6.000%, 06/01/21	1,128	1,240
5.000%, 06/01/25	17,446	18,580
4.500%, 07/01/23	8	8
2.796%, 06/01/24 (A)	55	58
2.691%, 06/01/24 (A)	111	116
2.628%, 07/01/24 (A)	20	21
2.596%, 06/01/17 (A)	29	31
2.560%, 04/01/19 (A)	20	21
2.552%, 07/01/20 (A)	4	5
2.524%, 04/01/22 (A)	44	44
2.522%, 12/01/23 (A)	2,221	2,333
2.519%, 05/01/24 (A)	60	60
2.473%, 05/01/19 (A)	28	29
2.469%, 12/01/23 (A)	150	157
2.457%, 02/01/19 (A)	26	28
2.455%, 04/01/29 (A)	101	104
2.319%, 04/01/29 (A)	44	46
2.299%, 03/01/19 (A)	30	31
2.125%, 02/01/17 (A)	3	3
1.875%, 04/01/16 to 03/01/17 (A)	11	12
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	440	445
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	304	311
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	265	271
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	242	246
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	22	22
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,055	1,078
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	4,000	4,287

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 3148, Cl CF
0.661%, 02/15/34 (A)	$1,872	$1,862
FHLMC REMIC, Ser 3153, Cl FX
0.611%, 05/15/36 (A)	542	539
FHLMC REMIC, Ser 3628, Cl PJ
4.500%, 01/15/40	15,740	16,770
FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	733	860
FNMA
7.000%, 06/01/37	73	82
6.500%, 05/01/26 to 09/01/36	1,553	1,733
6.442%, 04/01/14	3,826	4,107
6.000%, 02/01/23 to 09/01/40	82,830	90,252
5.942%, 11/01/11	281	285
5.890%, 10/01/11	2,195	2,220
5.500%, 06/01/16 to 12/01/25	5,687	6,142
5.300%, 07/01/19	1,421	1,560
5.140%, 11/01/15	3,268	3,561
5.090%, 11/01/15	4,164	4,532
5.016%, 02/01/13	73	76
5.000%, 03/01/19 to 02/01/24	69,238	73,945
4.975%, 12/01/13	1,422	1,527
4.835%, 11/01/12	1,004	1,047
4.830%, 02/01/13	2,203	2,314
4.771%, 09/01/15	7,161	7,787
4.621%, 04/01/13	107	112
4.100%, 07/01/13	950	995
3.730%, 05/01/14	13,555	13,869
3.400%, 12/01/29 (A)	134	135
2.990%, 10/01/17	3,487	3,443
2.677%, 09/01/24 (A)	857	887
2.630%, 09/01/17	23,124	22,547
2.543%, 08/01/29 (A)	517	545
2.392%, 09/01/25 (A)	123	128
2.278%, 08/01/27 (A)	471	476
2.260%, 02/01/27 (A)	122	125
2.239%, 05/01/28 (A)	798	825
FNMA REMIC, Ser 1992-61, Cl FA
0.931%, 10/25/22 (A)	146	147
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	61	67
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	29	32
FNMA REMIC, Ser 1994-77, Cl FB
1.781%, 04/25/24 (A)	13	13
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	156	169
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	847	905
FNMA REMIC, Ser 2002-53, Cl FK
0.660%, 04/25/32 (A)	254	254
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	812	843
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	2,881	2,968

20	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	$176	$180
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	540	550
FNMA REMIC, Ser 2006-76, Cl QF
0.660%, 08/25/36 (A)	2,826	2,812
FNMA REMIC, Ser 2006-79, Cl DF
0.610%, 08/25/36 (A)	2,676	2,671
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	4,686	5,094
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	11,778	12,548
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	13,240
FNMA TBA
5.500%, 02/01/19	38,600	41,682
GNMA
6.500%, 04/15/17 to 02/20/39	2,971	3,343
6.000%, 06/15/16 to 09/15/19	452	496
GNMA TBA
4.000%, 02/01/40	116,600	117,037
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.989%, 09/16/35 (A)	195	37
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	1,211	1,213

Total Mortgage-Backed Securities (Cost $496,734) ($ Thousands)		501,342

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.7%
FHLB
3.250%, 09/12/14	13,400	14,158
2.750%, 03/13/15	6,000	6,193
FHLMC
2.500%, 04/23/14	67,600	70,053
FNMA
0.750%, 02/26/13	17,000	17,023
2.750%, 03/13/14	48,000	50,099
3.000%, 09/16/14	3,000	3,161
5.000%, 03/15/16	24,800	27,958

Total U.S. Government Agency Obligations (Cost $185,904) ($ Thousands)		188,645

U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Notes
1.000%, 03/31/12	120,450	121,372
0.625%, 06/30/12	42,254	42,393

Total U.S. Treasury Obligations (Cost $163,420) ($ Thousands)		163,765

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 19.1%
BNP Paribas 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $136,300,833 (collateralized by various FHLMC/FMNA obligations, ranging in par value $552,520-$55,000,000, 3.500%-7.500%, 11/01/18-03/01/41, with total market value $139,026,000)	$136,300	$136,300
JPMorgan Chase 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $29,400,180 (collateralized by various FHLMC, ranging in par value $540,000-$14,063,117, 2.812%-6.047%, 03/01/36-01/01/41, with total market value $29,992,748)	29,400	29,400

Total Repurchase Agreements (Cost $165,700) ($ Thousands)		165,700

Total Investments — 117.5% (Cost $1,011,758)($ Thousands)		$1,019,452

Futures — A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows (See Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(1,377)	Mar-2011	$2,812
U.S. 2-Year Treasury Note	922	Apr-2011	(189)
U.S. 5-Year Treasury Note	(195)	Apr-2011	255

			$2,878

For the year ended January 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $867,313 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

SEI Daily Income Trust / Annual Report / January 31, 2011	21

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2011

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$501,342	$—	$501,342
U.S. Government Agency Obligations	—	188,645	—	188,645
U.S. Treasury Obligations	—	163,765	—	163,765
Repurchase Agreements	—	165,700	—	165,700

Total Investments in Securities	$—	$1,019,452	$—	$1,019,452

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts *	$2,878	$—	$—	$2,878

*	Other financial instruments are valued at unrealized appreciation/depreciation.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 61.5%

Agency Mortgage-Backed Obligations — 61.5%
FHLMC
6.500%, 01/01/18 to 12/01/32	$271	$305
6.000%, 09/01/24	863	949
5.500%, 06/01/19 to 12/01/20	523	567
5.000%, 03/01/23 to 06/01/25	2,450	2,605
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	10	11
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	195	205
FHLMC REMIC, Ser 2003-2586, Cl NK
3.500%, 08/15/16	21	21
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,780	2,979
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	265	268
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	865	897
FHLMC REMIC, Ser 2004-2802, Cl PF
0.688%, 09/15/33 (A)	766	766
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	153	157
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	89	91
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,393
FNMA
9.500%, 05/01/18	28	31
6.500%, 03/01/33 to 10/01/34	167	187
6.450%, 10/01/18	551	619
6.000%, 02/01/23 to 10/01/38	7,440	8,094
5.931%, 02/01/12	556	571
5.920%, 06/01/14	480	521
5.680%, 06/01/17	549	597
5.626%, 12/01/11	1,539	1,573
5.500%, 03/01/14 to 12/01/25	3,113	3,362
5.034%, 08/01/15	376	409
5.016%, 02/01/13	191	197
5.000%, 02/01/13 to 02/01/24	17,987	19,227
4.771%, 09/01/15	1,253	1,363
4.360%, 12/01/15	985	1,044
3.790%, 07/01/13	1,038	1,080
2.990%, 10/01/17	3,288	3,247
2.630%, 09/01/17	5,659	5,518

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	$220	$238
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	720	742
FNMA REMIC, Ser 2006-79, Cl DF
0.610%, 08/25/36 (A)	472	471
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	815	886

FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,363	1,452
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,189
FNMA TBA
5.500%, 02/01/19	14,500	15,658
GNMA
8.750%, 07/20/17 to 07/20/17	8	9
8.500%, 11/20/16 to 08/20/17	42	48
7.500%, 11/15/25 to 03/15/27	39	46
6.000%, 09/15/24	665	738
GNMA TBA
4.000%, 02/01/40	32,900	33,023
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	294	294

Total Mortgage-Backed Securities (Cost $114,514) ($ Thousands)		115,648

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.7%
FHLB
2.750%, 03/13/15	15,400	15,896
FNMA
2.750%, 03/13/14	12,050	12,577
3.000%, 09/16/14	650	685
5.000%, 03/15/16	10,300	11,611

Total U.S. Government Agency Obligations (Cost $40,915) ($ Thousands)		40,769

U.S. TREASURY OBLIGATION — 16.2%
U.S. Treasury Notes
2.250%, 05/31/14 (B)	29,300	30,383

Total U.S. Treasury Obligation (Cost $30,646) ($ Thousands)		30,383

ASSET-BACKED SECURITY — 0.4%

Other — 0.4%
SBA, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	754	798

Total Asset-Backed Security (Cost $754) ($ Thousands)		798

SEI Daily Income Trust / Annual Report / January 31, 2011	23

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund (Concluded)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT — 25.6%
BNP Paribas 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $48,000,293 (collateralized by various FHLMC/FNMA/GNMA, ranging in par value $100,823-$5,832,569, 3.000%-7.000%, 02/01/2014-01/01/2041, with a total market value $48,960,001) (C)	$48,000	$48,000

Total Repurchase Agreement (Cost $48,000) ($ Thousands)		48,000

Total Investments — 125.4% (Cost $234,829)($ Thousands)		$235,598

Futures — A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows (See Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(272)	Mar-2011	$702
U.S. 2-Year Treasury Note	(42)	Apr-2011	8
U.S. 5-Year Treasury Note	627	Apr-2011	(824)

			$(114)

For the year ended January 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $187,944 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement
Cl	— Class

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

NCUA	— National Credit Union Administration

REMIC	— Real Estate Mortgage Investment Conduit

SBA	— Small Business Administration

Ser	— Series

TBA	— To Be Announced

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$115,648	$—	$115,648
U.S. Government Agency Obligations	—	40,769	—	40,769
U.S. Treasury Obligation	—	30,383	—	30,383
Asset-Backed Security	—	798	—	798
Repurchase Agreement	—	48,000	—	48,000

Total Investments in Securities	$—	$235,598	$—	$235,598

Other Financial Instruments *	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(114)	$—	$—	$(114)

*	Other financial instruments are valued at unrealized appreciation/depreciation.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

GNMA Fund

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.8%

Agency Mortgage-Backed Obligations — 99.8%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.887%, 02/15/11 (A)	$712	$103
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.359%, 02/15/11 (A)	1,304	178
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.169%, 02/15/11 (A)	4,683	688
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.189%, 02/15/11 (A)	4,064	558
FHLMC REMIC, Ser 2010-3631, IO
6.189%, 02/15/11 (A)	17,573	2,419
FNMA
8.000%, 09/01/14 to 09/01/28	134	154
7.000%, 08/01/29 to 09/01/32	328	374
6.500%, 09/01/32	126	142
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	31	34
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	59	66
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,631
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.150%, 02/25/11 (A)	9,843	1,460
FNMA TBA
6.500%, 02/01/38	2,000	2,226
6.000%, 02/01/36	15,600	16,948
GNMA
12.500%, 06/15/14	0	0
12.000%, 04/15/14	0	0
10.000%, 05/15/16 to 04/15/20	17	19
9.500%, 11/15/16 to 11/15/20	57	65
9.000%, 12/15/17 to 05/15/22	158	182
8.500%, 10/15/16 to 06/15/17	44	46
8.000%, 04/15/17 to 03/15/32	656	753
7.750%, 10/15/26	43	51
7.500%, 02/15/27 to 10/15/35	368	427
7.250%, 01/15/28	136	157
7.000%, 04/15/19 to 06/20/38	6,008	6,908
6.750%, 11/15/27	48	55
6.500%, 03/15/11 to 05/15/40	8,423	9,501
6.000%, 07/15/24 to 10/15/39	11,604	12,782
5.500%, 10/15/32 to 12/15/38 (B)	15,774	17,186
5.000%, 04/15/33 to 06/15/40 (B)	34,545	36,902
4.500%, 08/15/33 to 10/15/40	6,219	6,454
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	877	983

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	$4,597	$398
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.989%, 09/16/35 (A)	4,867	916
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,868
GNMA TBA
6.500%, 02/19/34	700	786
6.000%, 02/15/35	18,000	19,786
5.500%, 02/15/34	35,400	38,249
5.000%, 02/01/40	18,500	19,639
4.500%, 02/15/39	67,000	69,293
4.000%, 02/01/40	62,100	62,333

Total Mortgage-Backed Securities (Cost $325,974) ($ Thousands)		333,720

REPURCHASE AGREEMENTS (C) — 68.5%
Credit Suisse 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $68,600,400 (collateralized by U.S. Treasury Bonds, par value $51,015,000, 7.125%, 02/15/2023, with a total market value $69,973,751)	68,600	68,600
JPMorgan Chase 0.220%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $82,100,502 (collateralized various FMNA, ranging in par value $12,950,000-$70,198,936, 4.000%-6.500%, 01/01/2036-01/01/2033, with total market value $83,745,683)	82,100	82,100
UBS 0.240%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $78,500,523 (collateralized by various GNMA, ranging in par value $2,538,112-$35,500,000, 4.500%-7.000%, 05/15/2033-01/15/2041, with total market value $80,070,000)	78,500	78,500

Total Repurchase Agreements (Cost $229,200) ($ Thousands)		229,200

Total Investments — 168.3% (Cost $555,174) ($ Thousands)		$562,920

SEI Daily Income Trust / Annual Report / January 31, 2011	25

SCHEDULE OF INVESTMENTS

GNMA Fund (Concluded)

January 31, 2011

Futures — A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows (See Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(144)	Mar-2011	$16
U.S. 2-Year Treasury Note	(109)	Apr-2011	(4)
U.S. Long Treasury Bond	8	Mar-2011	(9)

			$3

For the year ended January 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $334,415 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$333,720	$—	$333,720
Repurchase Agreements	—	229,200	—	229,200

Total Investments in Securities	$—	$562,920	$—	$562,920

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$3	$—	$—	$3

*	Other financial instruments are valued at unrealized appreciation/depreciation.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund‡

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ASSET-BACKED SECURITIES — 35.6%

Automotive — 24.4%
Ally Auto Receivables Trust, Ser 2009-B, Cl A2
1.210%, 06/15/12 (A)	$930	$931
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	1,020	1,014
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	885	890
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	2,665	2,686
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	4,315	4,381
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	2,300	2,298
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2
2.260%, 05/15/12	316	317
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, Cl A4
5.640%, 09/06/13	398	398
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	780	808
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	1,127	1,125
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	750	752
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	995	1,033
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	2,500	2,507

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	$397	$398
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	410	423
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	615	657
Avis Budget Rental Car Funding Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	2,575	2,839
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	2,220	2,302
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	2,665	2,682
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	1,100	1,135
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	615	620
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	2,109	2,127
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	930	929
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	1,036	1,058
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	1,962	2,010
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	1,736	1,774
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	1,420	1,413
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	1,800	1,812
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	1,256	1,277
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	135	139
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	1,495	1,506

SEI Daily Income Trust / Annual Report / January 31, 2011	27

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	$1,375	$1,375
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	749	751
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4
4.980%, 11/08/11	43	43
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	625	639
Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	617	618
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.800%, 07/15/13 (A)	1,930	1,928
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	287	289
Ford Credit Auto Owner Trust, Ser 2006-B, Cl B
5.430%, 02/15/12	961	965
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	1,015	1,018
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.761%, 05/15/13 (B)	951	961
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A2
0.720%, 09/15/12	425	426
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	950	956
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	1,955	2,002
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	1,610	1,630
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.811%, 09/15/14 (B)	2,000	2,028
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.511%, 06/15/13 (B)	1,440	1,437
Ford Credit Floorplan Master Owner Trust, Ser 2010-1,
2.511%, 12/15/14 (A) (B)	1,945	1,991
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.906%, 12/15/14 (A) (B)	3,795	3,862

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.811%, 10/20/14 (A) (B)	$2,250	$2,283
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	1,700	1,713
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	870	869
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	2,382	2,407
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	1,235	1,268
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	734	752
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	1,627	1,653
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	785	824
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	1,990	2,020
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	1,360	1,371
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	1,585	1,580
Household Automotive Trust, Ser 2006-3, Cl A4
5.340%, 09/17/13	1,183	1,189
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	425	429
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	1,350	1,350
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	865	874
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	1,361	1,361
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A2
0.830%, 03/15/12	179	179
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	2,815	2,849

28	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	$2,500	$2,499
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	1,769	1,771
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	1,875	1,876
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	903	926
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3
4.460%, 04/16/12	393	395
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	1,015	1,015
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	1,570	1,573
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	945	949
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	1,495	1,493
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	1,073	1,074
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	120	124
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	1,180	1,187
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	2,185	2,267
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	455	458
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	1,377	1,378
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	2,631	2,646

		113,762

Credit Card — 4.2%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.261%, 03/16/15 (A) (B)	1,505	1,530

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.561%, 11/17/14 (B)	$550	$542
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.602%, 10/15/15 (B)	1,300	1,299
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	1,880	1,926
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	1,835	1,848
Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	1,200	1,213
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.561%, 12/15/14 (B)	2,085	2,113
Discover Card Master Trust, Ser 2008-A3, Cl A3
5.100%, 10/15/13	1,925	1,943
Discover Card Master Trust, Ser 2009-A2, Cl A
1.561%, 02/17/15 (B)	2,800	2,847
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	2,605	2,634
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.811%, 01/17/17 (B)	1,476	1,476

		19,371

Miscellaneous Business Services — 6.7%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.551%, 07/25/19 (A) (B) (C)	323	307
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.134%, 08/16/19 (A) (B)	710	461
AH Mortgage Advance Trust, Ser 2010-ADV2, Cl A1
4.210%, 05/10/41 (A)	1,265	1,271
Ally Master Owner Trust, Ser 2010-1, Cl A
2.011%, 01/15/15 (A) (B)	2,250	2,292
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.130%, 01/15/16 (B)	1,530	1,530
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	2,460	2,521
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.528%, 01/18/21 (A) (B)	1,126	1,022
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.811%, 08/22/16 (A) (B)	309	278
CIT Equipment Collateral Ser 2009-VT1, Cl A3
3.070%, 08/15/16 (A)	1,179	1,189

SEI Daily Income Trust / Annual Report / January 31, 2011	29

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	$1,441	$1,440
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.061%, 12/15/15 (A) (B)	935	935
Colts Trust, Ser 2006-2A, Cl A
0.584%, 12/20/18 (A) (B)	722	694
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.446%, 06/25/36 (B)	350	304
Franklin CLO, Ser 2003-4A, Cl A
0.854%, 09/20/15 (A) (B) (C)	110	107
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	1,320	1,318
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	2,140	2,153
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	1,450	1,479
Katonah CLO, Ser 2005-7A, Cl B
0.706%, 11/15/17 (A) (B) (C)	1,200	911
Lambda Finance, Ser 2005-1A, Cl B3
0.656%, 11/15/29 (A) (B)	840	750
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.603%, 03/22/21 (A) (B)	1,000	785
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.460%, 12/25/35 (B)	293	280
Sierra Receivables Funding, Ser 2009-2A, Cl NT
4.520%, 08/20/26 (A)	239	239
Sierra Receivables Funding, Ser 2009-1A, Cl A1
9.790%, 12/22/25 (A)	52	52
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.261%, 09/20/19 (A) (B)	289	281
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.393%, 07/25/22 (B)	2,048	2,042
SLM Student Loan Trust, Ser 2007-2
0.303%, 07/25/17 (B)	1,089	1,080
SLM Student Loan Trust, Ser 2008-5
1.403%, 10/25/16 (B)	1,964	1,989
World Omni Master Owner Trust, Ser 2009-1 Cl A
1.961%, 07/15/13 (A) (B)	3,500	3,518

		31,228

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mortgage Related — 0.3%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.370%, 10/25/36 (B)	$368	$366
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.860%, 06/25/33 (B)	103	87
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	140
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.470%, 12/25/35 (B)	646	571

		1,164

Total Asset-Backed Securities (Cost $166,685) ($ Thousands)		165,525

CORPORATE OBLIGATIONS — 32.2%

Banks — 9.2%
ANZ National International
2.375%, 12/21/12 (A)	815	828
Bank of Montreal
2.125%, 06/28/13	1,200	1,225
Bank of Nova Scotia
0.534%, 11/26/12 (B)	1,850	1,850
2.250%, 01/22/13	1,065	1,089
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	800	817
BB&T MTN
3.375%, 09/25/13	1,500	1,566
BNP Paribas MTN
2.125%, 12/21/12	1,300	1,321
Canadian Imperial Bank of Commerce
0.511%, 05/04/12	2,000	1,999
1.450%, 09/13/13	1,675	1,673
Citibank
0.303%, 07/12/11 (B)	680	680
1.250%, 09/22/11	1,250	1,258
Deutsche Bank
2.375%, 01/11/13	750	763
Groupe BPCE
2.375%, 10/04/13 (A)	1,200	1,206
HSBC
3.125%, 12/16/11	8,585	8,793
HSBC Bank PLC
1.103%, 01/17/14 (A) (B)	2,200	2,197
ING Bank
2.650%, 01/14/13 (A)	1,250	1,258
2.000%, 10/18/13 (A)	1,500	1,475
Intesa Sanpaolo
2.375%, 12/21/12	1,500	1,508
Nordea Bank
1.750%, 10/04/13 (A)	1,500	1,494

30	SEI Daily Income Trust / Annual Report / January 31, 2011

SCHEDULE OF INVESTMENTS

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

PNC Funding
0.583%, 06/22/11 (B)	$1,180	$1,182
Royal Bank of Scotland PLC
3.400%, 08/23/13	2,000	2,022
Santander US Debt Unipersonal
0.703%, 10/21/11 (A) (B)	1,650	1,637
Wachovia
0.422%, 03/15/11 (B)	1,750	1,750
Wachovia MTN
5.500%, 05/01/13	1,750	1,903
Wells Fargo
0.522%, 06/15/12 (B)	1,250	1,254

		42,748

Consumer Products — 1.0%
CVS Caremark
5.750%, 08/15/11	1,750	1,798
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,402
Procter & Gamble
1.350%, 08/26/11	1,250	1,259
Staples
7.750%, 04/01/11	350	354

		4,813

Energy — 0.3%
BP Capital Markets PLC
5.250%, 11/07/13	1,250	1,369

Financial Services — 6.7%
American Honda Finance MTN
0.473%, 03/27/12 (A) (B)	1,750	1,748
American Honda Finance
2.375%, 03/18/13 (A)	590	600
Bank of America
1.723%, 01/30/14 (B)	1,785	1,790
Bank of America MTN
2.100%, 04/30/12	1,500	1,531
Caterpillar Financial Services MTN
1.900%, 12/17/12	835	849
Citigroup
2.125%, 04/30/12	150	153
5.125%, 05/05/14	2,000	2,149
Credit Suisse USA
5.250%, 03/02/11	1,500	1,506
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	1,265	1,288
2.250%, 01/10/14 (A)	321	322
General Electric Capital
1.153%, 01/07/14 (B)	1,000	1,003
General Electric Capital MTN
0.304%, 12/21/12 (B)	5,750	5,751
1.875%, 09/16/13	2,000	2,006

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GMAC
2.200%, 12/19/12	$600	$617
0.304%, 12/19/12 (B)	1,750	1,750
John Deere Capital MTN
1.875%, 06/17/13	1,000	1,017
Kimco Realty
6.000%, 11/30/12	1,750	1,873
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	481	479
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	290	299
Societe Generale
2.200%, 09/14/13 (A)	1,250	1,249
Toyota Motor Credit MTN
1.375%, 08/12/13	2,000	2,012
Ventas Realty
3.125%, 11/30/15	1,236	1,198

		31,190

Food, Beverage & Tobacco — 1.8%
Anheuser-Busch InBev Worldwide
1.033%, 03/26/13 (B)	750	757
0.854%, 01/27/14 (B)	2,350	2,357
Dr Pepper Snapple Group
1.700%, 12/21/11	1,000	1,009
General Mills
5.250%, 08/15/13	1,850	2,032
Kraft Foods
5.625%, 11/01/11	129	134
2.625%, 05/08/13	740	763
PepsiCo
0.333%, 07/15/11 (B)	1,250	1,251

		8,303

Health Care — 1.4%
AmerisourceBergen
5.625%, 09/15/12	2,500	2,665
GlaxoSmithKline Capital
4.850%, 05/15/13	850	921
Merck
1.875%, 06/30/11	1,010	1,017
Novartis Capital
1.900%, 04/24/13	745	761
Pfizer
4.450%, 03/15/12	1,000	1,043

		6,407

Industrials — 0.3%
Boeing
1.875%, 11/20/12	725	738
Textron
6.500%, 06/01/12	500	526

		1,264

SEI Daily Income Trust / Annual Report / January 31, 2011	31

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Information Technology — 0.3%
Dell
3.375%, 06/15/12	$350	$361
eBay
0.875%, 10/15/13	691	686
Hewlett-Packard
1.342%, 05/27/11 (B)	585	587

		1,634

Insurance — 3.0%
Berkshire Hathaway Finance
0.633%, 01/10/14 (B)	2,500	2,501
MBIA Insurance
14.000%, 01/15/33 (A) (B)	500	265
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	2,000	2,151
Metropolitan Life Global Funding I
1.053%, 01/10/14 (A) (B)	2,000	1,994
Monumental Global Funding II MTN
5.650%, 07/14/11 (A)	1,145	1,163
Monumental Global Funding III
0.503%, 01/15/14 (A) (B)	900	866
New York Life Global Funding
0.427%, 06/16/11 (A) (B)	2,500	2,501
Prudential Financial MTN
2.750%, 01/14/13	1,250	1,273
5.100%, 09/20/14	1,100	1,189

		13,903

Investment Banker/Broker Dealer — 5.2%
BlackRock
2.250%, 12/10/12	1,000	1,022
Goldman Sachs Group
1.625%, 07/15/11	1,600	1,610
3.250%, 06/15/12	2,500	2,594
Goldman Sachs Group MTN
6.000%, 05/01/14	2,250	2,502
JPMorgan Chase
3.125%, 12/01/11	1,250	1,279
0.553%, 12/26/12 (B)	375	377
4.650%, 06/01/14	2,250	2,424
JPMorgan Chase MTN
1.103%, 01/24/14 (B)	2,000	2,002
Marsh & McLennan
5.375%, 07/15/14	1,250	1,330
Morgan Stanley
2.000%, 09/22/11	2,200	2,225
0.566%, 02/10/12 (B)	1,200	1,204
1.903%, 01/24/14 (B)	1,250	1,255
4.200%, 11/20/14	2,000	2,076
Morgan Stanley, Ser G MTN
0.603%, 01/09/14 (B)	600	580

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
1.304%, 01/28/14 (B)	$970	$970
UBS MTN
1.384%, 02/23/12 (B)	1,055	1,064

		24,514

Materials — 0.2%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	895	905

Media — 0.4%
NBC Universal
2.100%, 04/01/14 (A)	1,750	1,742

Security & Commodity Brokers — 0.2%
Genworth Global Funding Trusts, Ser 2007-B
0.426%, 05/15/12 (B)	1,200	1,177

Sovereign — 0.5%
Province of Ontario Canada
0.734%, 05/22/12 (B)	1,060	1,062
Republic of Austria MTN
2.000%, 11/15/12 (A)	1,115	1,137

		2,199

Telephones & Telecommunication — 0.9%
Cellco Partnership
2.884%, 05/20/11 (B)	795	801
3.750%, 05/20/11	1,250	1,262
5.250%, 02/01/12	785	820
Telefonica Emisiones SAU
2.582%, 04/26/13	1,250	1,257

		4,140

Utilities — 0.8%
Allegheny Energy Supply LLC
8.250%, 04/15/12 (A)	1,301	1,390
Commonwealth Edison
1.625%, 01/15/14	910	912
Southern
0.703%, 10/21/11 (B)	1,500	1,504

		3,806

Total Corporate Obligations (Cost $149,690) ($ Thousands)		150,114

MORTGAGE-BACKED SECURITIES — 21.8%

Agency Mortgage-Backed Obligations — 10.0%
FHLMC
2.403%, 02/01/30 (B)	528	552
2.338%, 02/01/22 (B)	824	862
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	127	133

32	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	$282	$286
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	220	222
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	997	1,033
FHLMC REMIC, Ser 2005-2921, Cl NV
4.500%, 01/15/29	144	146
FNMA
6.000%, 02/01/23 to 01/01/27	2,497	2,722
5.890%, 10/01/11	439	444
5.626%, 12/01/11	1,559	1,592
5.000%, 01/01/19 to 03/01/25	18,190	19,410
4.500%, 06/01/18 to 04/01/19	2,575	2,726
4.000%, 10/01/20	1,388	1,446
2.677%, 09/01/24 (B)	428	443
2.578%, 11/01/23 (B)	262	276
2.560%, 09/01/24 (B)	157	160
2.536%, 01/01/29 (B)	62	65
2.493%, 11/01/25 (B)	71	75
2.167%, 05/01/28 (B)	499	516
1.605%, 11/01/21 (B)	102	104
FNMA REMIC, Ser 1993-220, Cl FA
0.881%, 11/25/13 (B)	50	50
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	130	142
FNMA REMIC, Ser 2001-33, Cl FA
0.710%, 07/25/31 (B)	163	162
FNMA REMIC, Ser 2002-64, Cl FG
0.511%, 10/18/32 (B)	102	101
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	1,225	1,274
FNMA TBA
5.500%, 02/01/19	2,650	2,862
3.500%, 02/01/41	6,000	6,034
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	267	267
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.716%, 10/07/20 (B)	1,091	1,091
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.635%, 11/06/17 (B)	743	743
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.711%, 01/08/20 (B)	605	605

		46,544

Non-Agency Mortgage-Backed Obligations — 11.8%
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.684%, 05/17/60 (A) (B)	1,647	1,647

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Asset Securitization, Ser 1996-MD6, Cl A7
8.631%, 11/13/29 (B)	$672	$697
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.771%, 08/15/29 (A) (B)	407	388
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
3.030%, 02/25/35 (B)	919	816
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.942%, 07/25/35 (B)	1,538	1,374
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
3.183%, 09/25/35 (B)	503	432
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.125%, 11/25/35 (B)	181	150
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.133%, 02/25/36 (B)	416	293
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.847%, 06/25/35 (B)	585	491
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.866%, 08/25/35 (B)	913	692
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	645	645
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	1,203	1,219
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/13/50	891	927
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	710	731
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.987%, 09/25/34 (B)	280	238
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.336%, 03/25/36 (B)	760	601
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	755	787
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	736	723
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.800%, 02/25/35 (B)	99	84

SEI Daily Income Trust / Annual Report / January 31, 2011	33

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.530%, 03/25/35 (B)	$167	$133
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.866%, 02/20/36 (B)	752	512
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.853%, 10/19/16 (A) (B)	211	137
Global Tower Partners Acquisition Partners LLC, Ser 2007-1A, Cl AFL
0.461%, 05/15/37 (A) (B)	1,750	1,713
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
6.465%, 04/15/34	66	66
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	625	633
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.448%, 11/19/35 (B)	808	682
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
0.351%, 03/06/20 (A) (B)	1,531	1,513
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	1,850	1,900
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.911%, 07/25/35 (B)	1,063	833
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.964%, 01/25/36 (B)	1,331	1,142
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.591%, 05/25/47 (B)	1,051	786
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.020%, 01/25/35 (B)	269	217
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.780%, 04/25/35 (B)	288	225
Impac CMB Trust, Ser 2005-3, Cl A1
0.500%, 08/25/35 (B)	264	190
Impac CMB Trust, Ser 2005-5, Cl A1
0.580%, 08/25/35 (B)	213	162
Impac CMB Trust, Ser 2005-8, Cl 1A
0.520%, 02/25/36 (B)	695	523
JP Morgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.101%, 08/25/35 (B)	631	551
JP Morgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.372%, 05/25/37 (B)	885	706
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	879	913

Description	Face Amount ($ Thousands)	Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	$1,500	$1,560
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A4
4.510%, 12/15/29	245	249
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	1,500	1,580
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.773%, 02/25/35 (B)	1,656	1,573
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.530%, 04/25/35 (B)	308	229
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.352%, 06/25/37 (B)	1,139	855
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.540%, 01/25/30 (B)	83	76
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.490%, 03/25/30 (B)	114	103
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	2,200	2,323
Morgan Stanley Capital I, Ser HQ9, Cl A2
5.618%, 07/12/44	725	740
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	91	91
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	850	859
Morgan Stanley Dean Witter Capital I, Ser IQ2, Cl A4
5.740%, 12/15/35	294	305
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.520%, 05/25/35 (B)	217	178
MortgageIT Trust, Ser 2005-3, Cl A1
0.560%, 08/25/35 (B)	760	594
MortgageIT Trust, Ser 2005-4, Cl A1
0.540%, 10/25/35 (B)	1,000	733
MortgageIT Trust, Ser 2005-5, Cl A1
0.520%, 12/25/35 (B)	935	703
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.396%, 11/15/38 (A) (B)	320	261
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.412%, 12/15/39 (A) (B)	761	646

34	SEI Daily Income Trust / Annual Report / January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.439%, 07/15/42 (A) (B)	$960	$954
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	215	215
Prima, Ser 2006-1, Cl A1
5.417%, 05/01/10	654	641
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
3.311%, 11/25/35 (B)	535	396
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.704%, 07/27/37 (B)	962	679
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.531%, 01/20/35 (B)	111	92
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.491%, 02/20/35 (B)	110	98
Silverstone Master Issuer PLC, Ser 2010-1A, Cl A1
1.684%, 01/21/55 (A) (B)	1,680	1,681
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.760%, 08/15/39 (B)	2,250	2,353
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.991%, 03/25/37 (B)	1,125	921
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.748%, 01/25/35 (B)	639	622
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.836%, 02/25/35 (B)	538	501
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.887%, 10/25/35 (B)	1,375	1,277
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.857%, 10/25/35 (B)	851	809
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.913%, 04/25/35 (B)	447	428
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.247%, 07/25/36 (B)	1,063	732
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	802	675
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.471%, 04/25/36 (B)	777	648

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
3.203%, 03/25/36 (B)	$967	$874

		54,726

Total Mortgage-Backed Securities (Cost $106,728) ($ Thousands)		101,270

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FHLB
0.760%, 07/19/11	3,700	3,709
1.625%, 07/27/11	3,295	3,317
0.400%, 12/09/11	5,000	4,997
1.125%, 05/18/12	1,000	1,009
FHLMC
1.625%, 04/15/13	4,500	4,585

Total U.S. Government Agency Obligations (Cost $17,553) ($ Thousands)		17,617

MUNICIPAL BONDS — 1.6%

California — 0.7%
Alameda County, Ser B, RB
3.173%, 12/01/11	1,500	1,462
San Francisco City & County, Airports Commission, Ser E, RB
1.150%, 05/01/11	700	700
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	890	885

		3,047

Louisiana — 0.4%
Louisiana State, Local Government Environmental Facilites and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	1,955	1,952

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.302%, 06/15/13 (B)	1,000	1,002

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	1,500	1,500

Total Municipal Bonds (Cost $7,507) ($ Thousands)		7,501

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Notes
1.000%, 09/30/11	3,800	3,820

Total U.S. Treasury Obligation (Cost $3,816) ($ Thousands)		3,820

SEI Daily Income Trust / Annual Report / January 31, 2011	35

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Concluded)

January 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT — 3.0%
Credit Suisse 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $14,000,082 (collateralized by U.S. Treasury Notes, par value $13,800,000, 1.875%, 02/28/14, with total market value $14,281,271) (D)	$14,000	$14,000

Total Repurchase Agreement (Cost $14,000) ($ Thousands)		14,000

Total Investments — 98.8% (Cost $465,979) ($ Thousands)		$459,847

Futures — A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows (See Note 2 in Notes to Financial Statements):

Type of Contract *	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(142)	Mar-2011	$407
U.S. 2-Year Treasury Note	(80)	Apr-2011	5
U.S. 5-Year Treasury Note	(103)	Apr-2011	(90)

			$322

For the period ended January 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $465,612 ($ Thousands).

‡	See Note 1 in Notes to Financial Statements.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $1,325 ($ Thousands) and represented 0.3% of Net Assets.

(D)	Tri-Party Repurchase Agreement.

ABS — Asset-Based Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$164,200	$1,325	$165,525
Corporate Obligations	—	150,114	—	150,114
Mortgage-Backed Securities	—	101,270	—	101,270
U.S. Government Agency Obligations	—	17,617	—	17,617
Municipal Bonds	—	7,501	—	7,501
U.S. Treasury Obligation	—	3,820	—	3,820
Repurchase Agreement	—	14,000	—	14,000

Total Investments in Securities	$—	$458,522	$1,325	$459,847

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$322	$—	$—	$322

*	Other financial instruments are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Securities
Beginning balance as of February 1, 2010	$2,559
Accrued discounts/premiums	—
Realized gain/(loss)	(1,368)
Change in unrealized appreciation/(depreciation)	1,416
Net purchases/sales	—
Net sales	(1,282)
Net transfer in and/or out of Level 3	—

Ending balance as of January 31, 2011	$1,325

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$1,368

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Annual Report / January 31, 2011

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Statements of Assets and Liabilities ($ Thousands)

For the year ended January 31, 2011

	Money Market Fund		Government Fund		Government II Fund	Prime Obligation Fund
ASSETS:
Investments, at value†	$254,844		$604,375		$1,362,654	$2,172,766
Repurchase agreements†	78,681		444,904		—	1,202,248
Cash	1		—		—	1
Receivable for investment securities sold	—		—		—	—
Interest receivable	168		606		427	1,380
Receivable for fund shares sold	—		—		—	—
Receivable from Shareholder Services	—		—		—	—
Receivable for variation margin	—		—		—	—
Prepaid expenses	16		55		57	149
Total Assets	333,710		1,049,940		1,363,138	3,376,544
LIABILITIES:
Payable for investment securities purchased	—		1,799		—	10,991
Administration fees payable	36		88		109	440
Investment advisory fees payable	11		33		43	102
Income distribution payable	8		18		12	190
Trustees’ fees payable	—		1		1	2
Chief Compliance Officer fees payable	1		2		2	4
Shareholder servicing fees payable	23		6		—	14
Payable for fund shares redeemed	—		—		—	—
Payable for variation margin	—		—		—	—
Accrued expense payable	21		60		78	177
Total Liabilities	100		2,007		245	11,920
Net Assets	$333,610		$1,047,933		$1,362,893	$3,364,624
†Cost of investments and repurchase agreements	$333,525		$1,049,279		$1,362,654	$3,375,014
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$333,611		$1,048,022		$1,362,900	$3,364,726
Undistributed (Distributions in excess of) net investment income	(1)		—		—	—
Accumulated net realized (loss) on investments	—		(89)		(7)	(102)
Net unrealized appreciation (depreciation) on investments	—		—		—	—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—	—
Net Assets	$333,610		$1,047,933		$1,362,893	$3,364,624
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00	$1.00
	($214,778,607 ÷ 214,813,157 shares	)	($633,160,316 ÷ 633,205,230 shares	)	($1,233,568,960÷ 1,233,642,883 shares)	($3,144,152,647÷ 3,144,246,993 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00	$1.00
	($39,352,154 ÷ 39,360,487 shares	)	($334,208,516 ÷ 334,228,692 shares	)	($119,864,154 ÷ 119,897,531 shares)	($135,319,461 ÷ 135,324,875 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00	$1.00
	($52,875,664 ÷ 52,888,807 shares	)	($55,405,517 ÷ 55,430,818 shares	)	($9,459,496 ÷ 9,458,801 shares)	($56,036,590÷ 56,037,965 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A	$1.00
						($24,404,742÷ 24,406,401 shares)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A	$1.00
	($26,603,087 ÷ 26,575,508 shares	)	($25,158,326 ÷ 25,162,251 shares	)		($4,710,409 ÷ 4,710,018 shares	)

‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Annual Report / January 31, 2011

Treasury Fund		Treasury II Fund		Short-Duration Government Fund		Intermediate- Duration Government Fund	GNMA Fund		Ultra Short Duration Bond Fund‡

$160,854		$471,674		$853,752		$187,598	$333,720		$445,847
333,666		—		165,700		48,000	229,200		14,000
—		1		2,937		29	34		528
—		—		46,562		42,717	5,016		2,354
532		413		3,445		864	539		1,472
—		—		1,045		196	197		13,550
—		—		—		6	—		—
—		—		535		104	65		73
23		22		24		4	10		9
495,075		472,110		1,074,000		279,518	568,781		477,833

—		—		204,181		91,187	233,670		11,444
45		21		257		58	93		97
14		15		82		24	31		25
3		3		93		13	52		37
—		—		—		—	—		—
1		1		1		—	—		1
4		—		—		—	68		—
—		—		1,917		190	433		583
—		—		86		88	7		1
28		27		70		14	12		33
95		67		206,687		91,574	234,366		12,221
$494,980		$472,043		$867,313		$187,944	$334,415		$465,612
$494,520		$471,674		$1,011,758		$234,829	$555,174		$465,979

$495,072		$472,044		$859,859		$190,034	$328,582		$492,144
—		—		16		2	130		5
(92)		(1)		(3,134)		(2,747)	(2,046)		(20,727)
—		—		7,694		769	7,746		(6,132)
—		—		2,878		(114)	3		322
$494,980		$472,043		$867,313		$187,944	$334,415		$465,612
$1.00		$1.00		$10.59		$11.32	$10.58		$9.33
($175,748,694 ÷ 175,784,576 shares	)	($287,823,407 ÷ 287,982,075 shares	)	($867,312,828 ÷ 81,864,147 shares	)	($187,943,666 ÷ 16,607,219 shares )	($334,414,846 ÷ 31,596,173 shares	)	($465,612,025 ÷ 49,892,459 shares )
$1.00		$1.00		N/A		N/A	N/A		N/A
($178,769,536 ÷ 178,805,445 shares	)	($178,036,960 ÷ 178,024,213 shares	)
$1.00		$1.00		N/A		N/A	N/A		N/A
($10,947,886 ÷ 10,962,378 shares	)	($6,182,756÷ 6,185,477 shares	)
N/A		N/A		N/A		N/A	N/A		N/A

$1.00		N/A		N/A		N/A	N/A		N/A
($129,514,186 ÷ 129,519,945 shares	)

SEI Daily Income Trust / Annual Report / January 31, 2011	39

Statements of Operations ($ Thousands)

For the year ended January 31, 2011

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$1,227	$2,767	$2,296	$12,010
Expenses:
Administration Fees	1,288	3,073	2,601	7,210
Shareholder Servicing Fees — Class A Shares	636	2,097	3,048	8,659
Shareholder Servicing Fees — Sweep Class Shares	169	112	—	38
Distribution Fees — Sweep Class Shares	85	56	—	77
Administrative and Shareholder Servicing Fees — Class B Shares	114	1,072	438	592
Administrative and Shareholder Servicing Fees — Class C Shares	321	311	23	440
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	131
Investment Advisory Fees	273	896	958	2,656
Trustees’ Fees	7	26	28	75
Chief Compliance Officer Fees	1	4	5	14
Registration Fees	26	90	90	206
Custodian/Wire Agent Fees	24	80	87	231
Pricing Fees	1	4	4	11
Other Expenses	56	187	206	509
Total Expenses	3,001	8,008	7,488	20,849
Less, Waiver of:
Investment Advisory Fees	(137)	(448)	(479)	(1,328)
Administration Fees	(837)	(1,796)	(1,336)	(1,991)
Shareholder Servicing Fees — Class A Shares	(636)	(2,097)	(3,048)	(8,659)
Administrative & Shareholder Servicing Fees — Class B Shares	(69)	(1,068)	(438)	(382)
Administrative & Shareholder Servicing Fees — Class C Shares	(243)	(310)	(23)	(349)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(100)
Distribution Fees — Sweep Class Shares	(211)	(167)	—	(100)
Net Expenses	868	2,122	2,164	7,940
Net Investment Income	359	645	132	4,070
Net Realized and Unrealized Gain (Loss) on/from:
Investments	2	2	5	15
Futures Contracts	—	—	—	—
Net Change in Unrealized
Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$361	$647	$137	$4,085

‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Annual Report / January 31, 2011

Treasury Fund	Treasury II Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund	Ultra Short Duration Bond Fund‡

$1,053	$668	$9,343	$2,327	$5,393	$6,384

1,269	1,208	2,478	494	907	1,272
489	832	1,769	349	709	909
677	—	—	—	—	—
338	—	—	—	—	—
540	490	—	—	—	—
89	38	—	—	—	—
—	—	—	—	—	—
370	352	610	123	246	364
11	11	12	2	5	6
2	2	3	1	1	1
44	38	20	4	11	14
33	32	40	4	16	21
2	1	109	14	41	57
80	78	87	19	36	48
3,944	3,082	5,128	1,010	1,972	2,692

(185)	(176)	(43)	—	—	(117)
(660)	(929)	—	—	(182)	(280)
(489)	(832)	(1,681)	(272)	—	(909)
(528)	(490)	—	—	—	—
(88)	(38)	—	—	—	—
—	—	—	—	—	—
(1,006)	—	—	—	—	—
988	617	3,404	738	1,790	1,386
65	51	5,939	1,589	3,603	4,998

1	5	7,213	148	9,252	(10,199)
—	—	(3,512)	1,542	40	(834)

—	—	3,742	(836)	510	15,366
—	—	2,586	(11)	369	423
$66	$56	$15,968	$2,432	$13,774	$9,754

SEI Daily Income Trust / Annual Report / January 31, 2011	41

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Money Market Fund		Government Fund
	2011	2010	2011	2010
Operations:
Net Investment Income	$359	$1,356	$645	$2,344
Net Realized Gain (Loss) on Investments	2	24	2	—
Payment by Affiliate*	—	—	—	—
Net Change in Unrealized Appreciation on Investments and Affiliated Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	361	1,380	647	2,344
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(344)	(998)	(427)	(1,868)
Class B	(4)	(171)	(176)	(378)
Class C	(7)	(108)	(31)	(78)
Class H	—	—	—	—
Sweep Class	(3)	(34)	(11)	(20)
Net Capital Gain
Class A	(6)	—	—	—
Class B	(1)	—	—	—
Class C	(1)	—	—	—
Sweep Class	(1)	—	—	—
Total Dividends and Distributions	(367)	(1,311)	(645)	(2,344)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	1,734,955	1,417,263	5,567,117	5,295,538
Reinvestment of Dividends & Distributions	245	554	259	1,136
Cost of Shares Redeemed	(1,748,792)	(1,530,684)	(5,759,559)	(5,997,875)
Net Increase (Decrease) from Class A Transactions	(13,592)	(112,867)	(192,183)	(701,201)
Class B:
Proceeds from Shares Issued	294,948	465,220	1,548,689	1,707,234
Reinvestment of Dividends & Distributions	1	13	151	317
Cost of Shares Redeemed	(306,739)	(535,025)	(1,642,343)	(1,903,745)
Net Increase (Decrease) from Class B Transactions	(11,790)	(69,792)	(93,503)	(196,194)
Class C:
Proceeds from Shares Issued	396,468	637,283	590,208	548,752
Reinvestment of Dividends & Distributions	1	6	—	—
Cost of Shares Redeemed	(417,638)	(722,091)	(594,367)	(642,202)
Net Increase (Decrease) from Class C Transactions	(21,169)	(84,802)	(4,159)	(93,450)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase (Decrease) from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	339,716	350,692	266,781	370,174
Reinvestment of Dividends & Distributions	—	—	6	7
Cost of Shares Redeemed	(341,558)	(390,432)	(271,646)	(385,316)
Net Increase (Decrease) from Sweep Class Transactions	(1,842)	(39,740)	(4,859)	(15,135)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(48,393)	(307,201)	(294,704)	(1,005,980)
Net Decrease in Net Assets	(48,399)	(307,132)	(294,702)	(1,005,980)
Net Assets:
Beginning of Year	382,009	689,141	1,342,635	2,348,615
End of Year	$333,610	$382,009	$1,047,933	$1,342,635
Distributions in Excess of Net Investment Income	$(1)	$(1)	$—	$—
*	See Note 3 in Notes to Financial Statements. Amounts designated as “—” are zero or have been rounded to zero

42	SEI Daily Income Trust / Annual Report / January 31, 2011

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2011	2010	2011	2010	2011	2010	2011	2010

$132	$2,103	$4,070	$9,677	$65	$648	$51	$327
5	3	15	(95,330)	1	—	5	11
—	—	—	152,452	—	—	—	—
—	—	—	(58,364)	—	—	—	—
137	2,106	4,085	8,435	66	648	56	338

(117)	(1,957)	(4,037)	(6,871)	(30)	(331)	(34)	(229)
(15)	(130)	(20)	(163)	(19)	(202)	(16)	(93)
—	(16)	(9)	(229)	(2)	(29)	(1)	(5)
—	—	(3)	(10)	—	—	—	—
—	—	(1)	(24)	(14)	(86)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(132)	(2,103)	(4,070)	(7,297)	(65)	(648)	(51)	(327)

4,095,746	4,465,711	20,017,875	15,271,504	16,949,017	18,103,049	1,332,020	1,489,228
15	171	1,261	2,690	16	162	16	128
(4,142,548)	(5,235,768)	(20,034,360)	(15,912,304)	(17,068,980)	(18,380,423)	(1,480,492)	(1,741,901)
(46,787)	(769,886)	(15,224)	(638,110)	(119,947)	(277,212)	(148,456)	(252,545)

939,511	863,663	1,022,342	1,089,815	1,262,822	1,353,051	514,619	537,529
9	87	8	73	8	80	4	42
(966,616)	(959,122)	(1,069,482)	(1,254,167)	(1,268,188)	(1,656,257)	(501,854)	(735,546)
(27,096)	(95,372)	(47,132)	(164,279)	(5,358)	(303,126)	12,769	(197,975)

27,205	74,849	655,743	2,405,551	183,546	509,512	75,202	73,252
—	—	1	122	—	1	—	—
(22,998)	(101,059)	(694,391)	(2,778,522)	(199,021)	(555,893)	(77,638)	(77,997)
4,207	(26,210)	(38,647)	(372,849)	(15,475)	(46,380)	(2,436)	(4,745)

N/A	N/A	47,551	50,778	N/A	N/A	N/A	N/A
N/A	N/A	3	10	N/A	N/A	N/A	N/A
N/A	N/A	(54,905)	(77,298)	N/A	N/A	N/A	N/A
N/A	N/A	(7,351)	(26,510)	N/A	N/A	N/A	N/A

N/A	N/A	116,698	275,288	396,053	376,096	N/A	N/A
N/A	N/A	1	10	—	—	N/A	N/A
N/A	N/A	(143,835)	(300,625)	(404,977)	(444,377)	N/A	N/A
N/A	N/A	(27,136)	(25,327)	(8,924)	(68,281)	N/A	N/A
(69,676)	(891,468)	(135,490)	(1,227,075)	(149,704)	(694,999)	(138,123)	(455,265)
(69,671)	(891,465)	(135,475)	(1,225,937)	(149,703)	(694,999)	(138,118)	(455,254)

1,432,564	2,324,029	3,500,099	4,726,036	644,683	1,339,682	610,161	1,065,415
$1,362,893	$1,432,564	$3,364,624	$3,500,099	$494,980	$644,683	$472,043	$610,161
$—	$—	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2011	43

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Short-Duration Government Fund
	2011	2010
Operations:
Net Investment Income	$5,939	$5,525
Net Realized Gain (Loss) on Investments and Futures Contracts	3,701	5,499
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	6,328	1,916
Net Increase in Net Assets Resulting from Operations	15,968	12,940
Dividends and Distributions to Shareholders:
Net Investment Income	(9,316)	(5,907)
Net Capital Gains	(4,787)	—
Total Dividends and Distributions	(14,103)	(5,907)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	995,520	426,624
Reinvestment of Dividends & Distributions	12,578	5,123
Cost of Shares Redeemed	(519,738)	(349,756)
Net Increase (Decrease) from Class A Transactions	488,360	81,991
Net Increase (Decrease) in Net Assets	490,225	89,024
Net Assets:
Beginning of Year	377,088	288,064
End of Year	$867,313	$377,088
Undistributed (Distributions in Excess of) Net Investment Income	$16	$4
Capital Share Transactions:
Class A:
Shares Issued	93,798	40,958
Reinvestment of Distributions	1,184	493
Shares Redeemed	(48,951)	(33,717)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	46,031	7,734
‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Annual Report / January 31, 2011

Intermediate-Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund‡
2011	2010	2011	2010	2011	2010

$1,589	$2,115	$3,603	$6,035	$4,998	$6,645
1,690	2,881	9,292	5,012	(11,033)	(2,367)
(847)	(117)	879	3,943	15,789	23,887
2,432	4,879	13,774	14,990	9,754	28,165

(2,015)	(2,185)	(3,899)	(6,674)	(6,166)	(6,657)
(4,687)	(2,084)	(5,289)	—	—	—
(6,702)	(4,269)	(9,188)	(6,674)	(6,166)	(6,657)

234,078	61,301	295,258	151,825	361,528	219,652
6,262	3,587	7,361	4,651	5,248	5,869
(111,103)	(94,546)	(171,704)	(126,517)	(161,990)	(196,872)
129,237	(29,658)	130,915	29,959	204,786	28,649
124,967	(29,048)	135,501	38,275	208,374	50,157

62,977	92,025	198,914	160,639	257,238	207,081
$187,944	$62,977	$334,415	$198,914	$465,612	$257,238
$2	$—	$130	$(6)	$5	$(2)

20,154	5,419	27,752	15,143	38,917	25,121
547	317	695	461	564	666
(9,696)	(8,350)	(16,198)	(12,589)	(17,431)	(22,293)
11,005	(2,614)	12,249	3,015	22,050	3,494

SEI Daily Income Trust / Annual Report / January 31, 2011	45

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2011	$1.00	$—	$—	$—	$—	$— (1)	$—	(1)	$— (1)	$1.00	0.14%	$214,779	0.18%		0.68%	0.14%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.31	228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	—		(0.02)	1.00	2.45 ††	341,204	0.20	(2)	0.64	2.46
2008	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	5.23	401,174	0.18		0.63	5.13
2007	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	5.07	623,314	0.18		0.63	4.97
Class B
2011	$1.00	$—	$—	$—	$—	$— (1)	$—	(1)	$— (1)	$1.00	0.01%	$39,352	0.30	%(3)	0.73%	0.01%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.15	51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	—		(0.02)	1.00	2.15 ††	120,925	0.50	(2)	0.70	2.19
2008	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.92	166,627	0.48		0.68	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.76	148,053	0.48		0.68	4.61
Class C
2011	$1.00	$—	$—	$—	$—	$— (1)	$—	(1)	$— (1)	$1.00	0.01%	$52,876	0.30	%(3)	0.93%	0.01%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.08	74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	—		(0.02)	1.00	1.94 ††	158,833	0.70	(2)	0.89	2.00
2008	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.71	259,640	0.68		0.88	4.61
2007	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.55	243,944	0.68		0.88	4.48
Sweep Class
2011	$1.00	$—	$—	$—	$—	$— (1)	$—	(1)	$— (1)	$1.00	0.01%	$26,603	0.31	%(3)	1.18%	0.01%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.07	28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	—		(0.02)	1.00	1.69 ††	68,179	0.95	(2)	1.14	1.79
2008	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.45	133,223	0.93		1.13	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.29	91,087	0.93		1.13	4.19
Government Fund
Class A
2011	$1.00	$—	$—	$—	$—	$— (1)	$—		$— (1)	$1.00	0.05%	$633,160	0.17	%(3)	0.59%	0.05%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.14	825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)	—		(0.02)	1.00	2.15	1,526,541	0.22	(2)	0.54	2.06
2008	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.98	1,031,612	0.20		0.53	4.79
2007	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.97	507,735	0.20		0.54	4.88
Class B
2011	$1.00	$—	$—	$—	$—	$— (1)	$—		$— (1)	$1.00	0.05%	$334,209	0.16	%(3)	0.64%	0.05%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.07	427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)	—		(0.02)	1.00	1.84	623,905	0.52	(2)	0.60	1.62
2008	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.67	197,593	0.50		0.58	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	—		(0.05)	1.00	4.66	122,674	0.50		0.59	4.57
Class C
2011	$1.00	$—	$—	$—	$—	$— (1)	$—		$— (1)	$1.00	0.05%	$55,406	0.17	%(3)	0.84%	0.05%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.06	59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)	—		(0.02)	1.00	1.64	153,015	0.71	(2)(3)	0.79	1.65
2008	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.46	154,244	0.70		0.78	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.45	137,375	0.70		0.79	4.37
Sweep Class
2011	$1.00	$—	$—	$—	$—	$— (1)	$—		$— (1)	$1.00	0.05%	$25,158	0.16	%(3)	1.09%	0.05%
2010	1.00	—	—	—	—	— (1)	—		— (1)	1.00	0.06	30,018	0.30	(2)(3)	1.07	0.07

2009	1.00	0.01	—	—	0.01	(0.01)	—		(0.01)	1.00	1.39	45,154	0.96	(2)(3)	1.04	1.34
2008	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.20	28,233	0.95		1.03	4.06
2007	1.00	0.04	—	—	0.04	(0.04)	—		(0.04)	1.00	4.19	15,077	0.95		1.04	4.07

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

The	accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Annual Report / January 31, 2011

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$1,233,569	0.16	%(3)	0.54%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.11	1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.10	2,050,235	0.21	(2)	0.50	1.99
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	1,354,361	0.20		0.48	4.81
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.96	680,219	0.20		0.49	4.86
Class B
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$119,864	0.16	%(3)	0.59%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.79	242,332	0.51	(2)	0.54	1.80
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66	150,900	0.50		0.53	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	140,930	0.50		0.54	4.56
Class C
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$9,460	0.16	%(3)	0.79%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.60	31,462	0.70	(2)(3)	0.74	1.63
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	43,538	0.70		0.73	4.05
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.44	4,089	0.70		0.74	4.38
Prime Obligation Fund
Class A
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.11%	$3,144,153	0.20%		0.54%	0.12%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.20 ††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.37	3,796,102	0.22	(2)	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.21	3,740,714	0.20		0.48	5.10
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.06	3,382,051	0.20		0.49	4.96
Class B
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$135,319	0.31	%(3)	0.59%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.07 ††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.06	346,741	0.51	(2)	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.90	475,700	0.50		0.53	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.74	715,879	0.50		0.54	4.65
Class C
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$56,037	0.30	%(3)	0.79%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.06 ††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.86	467,782	0.71	(2)	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.69	641,977	0.70		0.73	4.60
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.53	780,951	0.70		0.74	4.45
Class H
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$24,405	0.30	%(3)	0.72%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.02 ††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.93	58,276	0.64	(2)	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.76	80,958	0.63		0.66	4.65
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.61	65,512	0.63		0.67	4.55
Sweep Class
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$4,710	0.30	%(3)	1.04%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.06 ††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.62	57,135	0.95	(2)(3)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43	56,378	0.95		0.98	4.34
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.27	47,991	0.95		0.99	4.20

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2011	47

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.02%	$175,749	0.18	%(3)	0.59%	0.02%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.07	295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.27	572,906	0.19	(2)	0.55	1.18
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	610,451	0.20		0.53	4.36
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.95	287,595	0.20		0.54	4.87
Class B
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$178,769	0.19	%(3)	0.64%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.06	487,254	0.40	(2)(3)	0.59	1.12
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.33	761,497	0.50		0.58	4.07
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	359,090	0.50		0.59	4.58
Class C
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$10,948	0.18	%(3)	0.84%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.93	72,803	0.53	(2)(3)	0.80	0.98
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.12	144,919	0.70		0.78	4.00
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43	100,928	0.70		0.79	4.34
Sweep Class
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$129,514	0.19	%(3)	1.09%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.77	206,719	0.61	(2)(3)	1.05	0.67
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.86	111,853	0.95		1.03	3.74
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.17	97,004	0.95		1.04	4.11
Treasury II Fund
Class A
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$287,823	0.12	%(3)	0.59%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.04	436,276	0.12	(2)	0.55	0.04
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.05	688,813	0.20	(2)	0.54	0.87
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.11	516,164	0.21		0.53	3.72
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.62	181,976	0.25		0.53	4.50
Class B
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$178,037	0.12	%(3)	0.64%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.04	165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.82	363,238	0.39	(2)(3)	0.59	0.58
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.81	109,384	0.51		0.58	3.54
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.31	51,984	0.55		0.58	4.18
Class C
2011	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$6,183	0.12	%(3)	0.84%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.04	8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.69	13,364	0.47	(2)(3)	0.79	0.50
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.59	7,254	0.72		0.79	3.71
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.10	20,267	0.75		0.78	4.04

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Annual Report / January 31, 2011

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations*	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Short-Duration Government Fund
Class A
2011	$10.52	$0.09	$0.18	$0.27	$(0.14)	$(0.06)	$(0.20)	$10.59	2.59%	$867,313	0.48%	0.72%	0.84%	521%
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
2008	9.95	0.46	0.28	0.74	(0.48)	—	(0.48)	10.21	7.65	172,892	0.45	0.76	4.63	266
2007	10.02	0.42	(0.04)	0.38	(0.45)	—	(0.45)	9.95	3.84	115,462	0.45	0.78	4.19	210
Intermediate-Duration Government Fund
Class A
2011	$11.24	$0.13	$0.39	$0.52	$(0.19)	$(0.25)	$(0.44)	$11.32	4.62%	$187,944	0.53%	0.72%	1.14%	590%
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)	10.76	10.97	50,372	0.50	0.75	4.34	234
2007	10.21	0.42	(0.06)	0.36	(0.44)	—	(0.44)	10.13	3.64	46,635	0.50	0.78	4.17	200
GNMA Fund
Class A
2011	$10.28	$0.13	$0.49	$0.62	$(0.16)	$(0.16)	$(0.32)	$10.58	6.06%	$334,415	0.63%	0.70%	1.27%	1,024%
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)	9.63	8.31	114,824	0.60	0.72	4.82	271
2007	9.48	0.44	(0.11)	0.33	(0.47)	—	(0.47)	9.34	3.65	143,711	0.60	0.74	4.72	105
Ultra Short Duration Bond Fund‡
Class A
2011	$9.24	$0.13	$0.12	$0.25	$(0.16)	$—	$(0.16)	$9.33	2.74%	$465,612	0.38%	0.74%	1.37%	78%
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
2008	9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)	9.69	2.06	409,363	0.35	1.28	4.87	54
2007	9.95	0.45	0.03	0.48	(0.46)	—	(0.46)	9.97	4.88	238,820	0.35	0.76	4.51	40

Amounts designated as “—” are zero or have been rounded to zero.

‡	See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2011	49

Notes to Financial Statements

January 31, 2011

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Duration Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective July 1, 2010, the Ultra Short Bond Fund changed its name to the Ultra Short Duration Bond Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The thirdparty pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2011, there were no fair valued securities in the Funds.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available inthe circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

50	SEI Daily Income Trust / Annual Report / January 31, 2011

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Trust’s financial statements.

For the fiscal year ended January 31, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — The Fixed Income Funds’ utilized futures contracts during the fiscal year ended January 31, 2011. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities,

SEI Daily Income Trust / Annual Report / January 31, 2011	51

Notes to Financial Statements (Continued)

January 31, 2011

bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no swap agreements as of January 31, 2011.

TBA Purchase Commitments — A Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2011, the Funds did not own any restricted securities.

52	SEI Daily Income Trust / Annual Report / January 31, 2011

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions, of capital shares held for less than thirty days, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Short-Duration Government Fund	$25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25
GNMA Fund	10,000	0.25
Ultra Short Duration Bond Fund	10,000	0.50

For the year ended January 31, 2011, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	0.33%
Government Fund	0.24%
Government II Fund	0.19%
Prime Obligation Fund	0.19%
Treasury Fund	0.24%
Treasury II Fund	0.24%
Short-Duration Government Fund	0.35%
Intermediate-Duration Government Fund	0.35%
GNMA Fund	0.32%
Ultra Short Duration Bond Fund	0.35%

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund
Class A	0.18%	(1)	0.20%	(3)	0.20%	(2)	0.20%	(2)	0.20%	(2)
Class B	0.48%	(1)	0.50%	(3)	0.50%	(2)	0.50%	(2)	0.50%	(2)
Class C	0.68%	(1)	0.70%	(3)	0.70%	(2)	0.70%	(2)	0.70%	(2)
Class H	N/A		N/A		N/A		0.63%	(1)	N/A
Sweep Class	0.93%	(1)	0.95%	(1)	*		0.95%	(1)	0.59%	(1)

	Treasury II Fund		Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Bond Fund
Class A	0.20%	(2)	0.48%	(4)	0.53%	(4)	0.63%	(4)	0.38%	(4)
Class B	0.50%	(2)	N/A		N/A		N/A		N/A
Class C	0.70%	(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		N/A		N/A
Sweep Class	*		N/A		N/A		N/A		N/A
*	Class not currently operational
(1)	Represents a voluntary cap that my be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2011, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2011, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond Funds were .45%, .50%, .60% and .35%, respectively.

Temporary Guarantee Program — On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the Money Market Funds in the Program from its commencement on September 18, 2008 through September 18, 2009.

Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) falls below $0.995. The Program did not protect investors who were not shareholders of a participating fund after September 18, 2008. The cost of participating in the Program and the Program extensions was borne by the participating fund, and was subject to any expense limitation or reimbursement agreement.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program was as follows:

Continued to Participate in the Program Through September 18, 2009:

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund

Did Not Participate in the Program after April 30, 2009:

Treasury Fund
Treasury II Fund

SEI Daily Income Trust / Annual Report / January 31, 2011	53

Notes to Financial Statements (Continued)

January 31, 2011

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder servicing fees	Administrative service fees	Distribution fees
Money Market Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Government Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Government II Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Prime Obligation Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Class H	0.25%	0.18%	—
Sweep Class	0.25%	—	0.50%
Treasury Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Treasury II Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Short-Duration Government Fund
Class A	0.25%	—	—
Intermediate-Duration Government Fund
Class A	0.25%	—	—
GNMA Fund
Class A	0.25%	—	—
Ultra Short Duration Bond Fund
Class A	0.25%	—	—
*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class fiscal year ended January 31, 2011 ($ Thousands):

	Administrative & Shareholder Servicing Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$—
Class B	69	—
Class C	243	—
Sweep Class	211	—
Government Fund
Class A	—	287
Class B	1,068	135
Class C	310	22
Sweep Class	167	9
Government II Fund
Class A	—	517
Class B	438	61
Class C	23	2
Prime Obligation Fund
Class A	—	—
Class B	382	—
Class C	349	—
Class H	100	—
Sweep Class	100	—
Treasury Fund
Class A	—	38
Class B	528	29
Class C	88	4
Sweep Class	1,006	23
Treasury II Fund
Class A	—	263
Class B	490	125
Class C	38	6

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Distributor or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers

54	SEI Daily Income Trust / Annual Report / January 31, 2011

as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Other Affiliated Transactions — During the fiscal year ended January 31, 2009 an affiliate of the Adviser purchased from the Money Market Fund all of the notes issued by Cheyne Finance, LLC (“Cheyne”) and Gryphon Funding Limited (“Gryphon”) that were held by the Fund. During the fiscal year ended January 31, 2010, an affiliate of the Adviser purchased from the Prime Obligation Fund all of the notes issued by Cheyne Finance, LLC, Gryphon Funding Limited and Stanfield Victoria Finance Limited that were held by the Prime Obligation Fund. These transactions were effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. These transactions were deemed as “Payment by Affiliate” on the Statements of Changes in Net Assets in the amount of $6,574 ($ Thousands) and $152,452 ($ Thousands) in 2010, respectively.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of each of the Money Market Funds’ net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee was calculated based on the combined assets of the Money Market Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee was calculated based on the combined assets of these Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee was calculated based on the net assets of the Ultra Short Duration Bond Fund.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly known as Columbia Management Advisors, LLC) as each Money Market Fund’s investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Money Market Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by the Adviser.

Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fixed Income Fund. For its services to the Fixed Income Funds, Wellington LLP is entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the fiscal year ended January 31, 2011, were as follows for the Fixed Income Funds:

	Short-Duration Government Fund ($Thousands)	Intermediate- Duration Government Fund ($Thousands)	GMNA Fund ($Thousands)	Ultra Short Duration Bond Fund ($Thousands)
Purchases
U.S. Government	$3,970,785	$907,315	$2,840,245	$133,995
Other	89	—	—	224,460
Sales
U.S. Government	$3,463,150	$776,114	$2,711,994	$91,983
Other	5,657	2,598	178	104,055

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, and expiration of capital losses have been reclassified to/from the following accounts as of January 31, 2011:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Money Market Fund	$—	$(1)	$1
Short-Duration Government Fund	—	3,389	(3,389)
Intermediate-Duration Government Fund	51	428	(479)
GNMA Fund	—	432	(432)
Ultra Short Duration Bond Fund	(557)	1,175	(618)

SEI Daily Income Trust / Annual Report / January 31, 2011	55

Notes to Financial Statements (Continued)

January 31, 2011

As of January 31, 2011, the tax character of dividends and distributions during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2011	$367	$—	$367
	2010	1,311	—	1,311
Government Fund	2011	645	—	645
	2010	2,344	—	2,344
Government II Fund	2011	132	—	132
	2010	2,103	—	2,103
Prime Obligation Fund	2011	4,070	—	4,070
	2010	7,297	—	7,297
Treasury Fund	2011	65	—	65
	2010	648	—	648
Treasury II Fund	2011	51	—	51
	2010	327	—	327
Short-Duration Government Fund	2011	14,103	—	14,103
	2010	5,907	—	5,907
Intermediate-Duration Government Fund	2011	4,812	1,890	6,702
	2010	3,570	699	4,269
GNMA Fund	2011	7,644	1,544	9,188
	2010	6,674	—	6,674
Ultra Short Duration Bond Fund	2011	6,166	—	6,166
	2010	6,657	—	6,657

As of January 31, 2011, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$26	$—	$—	$—	$(27)	$—	$(1)
Government Fund	47	—	(89)	—	(47)	—	(89)
Government II Fund	14	—	(7)	—	(14)	—	(7)
Prime Obligation Fund	239	—	(102)	—	(239)	—	(102)
Treasury Fund	4	—	(92)	—	(4)	—	(92)
Treasury II Fund	4	—	(1)	—	(4)	—	(1)
Short-Duration Government Fund	968	137	—	—	(949)	7,298	7,454
Intermediate-Duration Government Fund	203	—	—	(2,736)	(201)	644	(2,090)
GNMA Fund	410	—	—	(2,028)	(279)	7,730	5,833
Ultra Short Duration Bond Fund	614	—	(20,237)	(164)	(610)	(6,135)	(26,532)

At January 31, 2011, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($Thousands)	Expiration
Government Fund	$53	1/31/13
	4	1/31/14
	32	1/31/16
Government II Fund	7	1/31/16
Prime Obligation Fund	102	1/31/17
Treasury Fund	64	1/31/12
	1	1/31/13
	22	1/31/14
	5	1/31/15

	Amount ($Thousands)	Expiration
Treasury II Fund	$1	1/31/16
Ultra Short Duration Bond Fund	442	1/31/12
	1,020	1/31/13
	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

56	SEI Daily Income Trust / Annual Report / January 31, 2011

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2011, the Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, and GNMA Fund utilized, $2,333, $4,775, $14,765, $1,006, $4,941, and $5,972,745, respectively, of capital loss carryforwards to offset capital gains. During the year ended January 31, 2011, the Ultra Short Duration Bond Fund had an expired capital loss carry forward of $556,787.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended January 31, 2011, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2011, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales and straddles which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Short-Duration Government Fund	$1,012,154	$9,926	$(2,628)	$7,298
Intermediate-Duration Government Fund	234,954	2,104	(1,460)	644
GNMA Fund	555,190	8,720	(990)	7,730
Ultra Short Duration Bond Fund	465,982	2,000	(8,135)	(6,135)

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2011, no provision for income tax would be required in the Funds’ financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI Investment Company (“SEI”), which is the parent company of the

Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended January 31, 2010. Accordingly, no provision for taxes is required. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. INVESTMENT RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. CAPITAL SUPPORT AGREEMENT

The Prime Obligation and Money Market Fund each entered into a Capital Support Agreement with SEI, an affiliate of the Adviser, on November 8, 2007. As of September 30, 2008, the Money Market Fund no longer held any structured investment vehicle (“SIV”) securities and the Capital Support Agreement with the Money Market Fund lapsed.

On November 5, 2008, the Prime Obligation Fund entered into an Amended and Restated Capital Support Agreement (the “Amended CSA”) with SEI which extended the termination date under the original Capital Support Agreement with the Prime Obligation Fund to November 6, 2009. The Amended CSA provides that if the Prime Obligation Fund realizes payments or sales proceeds from the ultimate disposition of any of the specified SIV securities which are less than its amortized cost, SEI will be required to provide capital to the Prime Obligation Fund equal to the amount by which the amortized cost of the specified SIV security exceeds the amount realized from the sale or other disposition of such security. In September 2009, SEI purchased from the Prime Obligation Fund the notes issued by Stanfield Victoria Funding LLC (“Stanfield”) that were held by the Fund. As a result of SEI’s purchase, there was no loss incurred by the Prime Obligation Fund on this transaction. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a

SEI Daily Income Trust / Annual Report / January 31, 2011	57

Notes to Financial Statements (Concluded)

January 31, 2011

money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Stanfield was not an Eligible Security at the time of the transaction. Since the Fund held no Eligible Notes as of September 28, 2009, the Capital Support Agreement with the Fund terminated as of that date.

In March 2009 an affiliate of SIMC purchased from the Prime Obligation Fund all of the notes issued by the Cheyne Finance, LLC and Gryphon Funding Limited that were held by the Fund. As a result of SEI’s purchase, there was no loss incurred by the Prime Obligation Fund on this transaction. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of this transaction.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements.

58	SEI Daily Income Trust / Annual Report / January 31, 2011

Report of Independent Registered Public Accounting Firm

To The Shareholders and Board of Trustees

SEI Daily Income Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund, and Ultra Short Duration Bond Fund (formerly, Ultra Short Bond Fund), (collectively the “Funds”), as of January 31, 2011, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

April 1, 2011

SEI Daily Income Trust / Annual Report / January 31, 2011	59

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of March 23, 2011.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

60	SEI Daily Income Trust / Annual Report / January 31, 2011

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	81	Director, Sonoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 53 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	81	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	81	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	Since 2007	Private Investor since 1994.	81	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	81	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Controller and Chief Financial Officer	since 2011

Director, Fund Accounting, SEI Investments Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009). Director, Portfolio Accounting; SEI Investments Global Fund Services (March 2005 to June 2006).

				N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003- March 2006.	N/A	N/A

SEI Daily Income Trust / Annual Report / January 31, 2011	61

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 34 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 30 yrs. old	Privacy Officer	since 2009	Compliance Officer of SEI Investments Company, June 2003-present.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

62	SEI Daily Income Trust / Annual Report / January 31, 2011

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Daily Income Trust / Annual Report / January 31, 2011	63

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.80	0.18%	$0.91
Class B	1,000.00	1,000.10	0.31	1.56
Class C	1,000.00	1,000.10	0.32	1.61
Sweep Class	1,000.00	1,000.10	0.32	1.61
Hypothetical 5% Return
Class A	$1,000.00	$1,024.30	0.18%	$0.92
Class B	1,000.00	1,023.64	0.31	1.58
Class C	1,000.00	1,023.59	0.32	1.63
Sweep Class	1,000.00	1,023.59	0.32	1.63
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.30	0.18%	$0.91
Class B	1,000.00	1,000.30	0.18	0.91
Class C	1,000.00	1,000.30	0.18	0.91
Sweep Class	1,000.00	1,000.30	0.18	0.91
Hypothetical 5% Return
Class A	$1,000.00	$1,024.30	0.18%	$0.92
Class B	1,000.00	1,024.30	0.18	0.92
Class C	1,000.00	1,024.30	0.18	0.92
Sweep Class	1,000.00	1,024.30	0.18	0.92
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.17%	$0.86
Class B	1,000.00	1,000.10	0.17	0.86
Class C	1,000.00	1,000.10	0.17	0.86
Hypothetical 5% Return
Class A	$1,000.00	$1,024.35	0.17%	$0.87
Class B	1,000.00	1,024.35	0.17	0.87
Class C	1,000.00	1,024.35	0.17	0.87
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.70	0.20%	$1.01
Class B	1,000.00	1,000.10	0.33	1.66
Class C	1,000.00	1,000.10	0.32	1.61
Class H	1,000.00	1,000.10	0.32	1.61
Sweep Class	1,000.00	1,000.10	0.33	1.66
Hypothetical 5% Return
Class A	$1,000.00	$1,024.20	0.20%	$1.02
Class B	1,000.00	1,023.54	0.33	1.68
Class C	1,000.00	1,023.59	0.32	1.63
Class H	1,000.00	1,023.59	0.32	1.63
Sweep Class	1,000.00	1,023.54	0.33	1.68

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.19%	$0.96
Class B	1,000.00	1,000.10	0.20	1.01
Class C	1,000.00	1,000.10	0.20	1.01
Sweep Class	1,000.00	1,000.10	0.20	1.01
Hypothetical 5% Return
Class A	$1,000.00	$1,024.25	0.19%	$0.97
Class B	1,000.00	1,024.20	0.20	1.02
Class C	1,000.00	1,024.20	0.20	1.02
Sweep Class	1,000.00	1,024.20	0.20	1.02
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.010	0.14%	$0.71
Class B	1,000.00	1,000.10	0.14	0.71
Class C	1,000.00	1,000.10	0.14	0.71
Hypothetical 5% Return
Class A	$1,000.00	$1,024.50	0.14%	$0.71
Class B	1,000.00	1,024.50	0.14	0.71
Class C	1,000.00	1,024.50	0.14	0.71
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,002.00	0.48%	$2.42
Hypothetical 5% Return
Class A	$1,000.00	$1,022.79	0.48%	$2.45
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$988.10	0.53%	$2.67
Hypothetical 5% Return
Class A	$1,000.00	$1,022.53	0.53%	$2.70
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,007.40	0.63%	$3.19
Hypothetical 5% Return
Class A	$1,000.00	$1,022.03	0.63%	$3.21
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,011.20	0.38%	$1.93
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.38%	$1.94

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

64	SEI Daily Income Trust / Annual Report / January 31, 2011

Notice to Shareholders (Unaudited)

For shareholders that do not have a January 31, 2011, taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2011, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2011, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Money Market Fund	0.00%	100.00%	100.00%	3.11	%*	99.88%	100.00%
Government Fund	0.00%	100.00%	100.00%	3.66	%*	100.00%	0.00%
Government II Fund	0.00%	100.00%	100.00%	99.39	%*	100.00%	0.00%
Prime Obligation Fund	0.00%	100.00%	100.00%	2.88	%*	99.12%	0.00%
Treasury Fund	0.00%	100.00%	100.00%	36.36	%*	100.00%	0.00%
Treasury II Fund	0.00%	100.00%	100.00%	99.35	%*	100.00%	0.00%
Short-Duration Government Fund	0.00%	100.00%	100.00%	8.08	%*	80.95%	100.00%
Intermediate-Duration Government Fund	28.55%	71.45%	100.00%	5.65	%*	55.09%	100.00%
GNMA Fund	16.56%	83.44%	100.00%	0.00	%*	62.96%	100.00%
Ultra Short Duration Bond Fund	0.00%	100.00%	100.00%	2.44	%*	98.35%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short- term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust / Annual Report / January 31, 2011	65

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-022 (01/11)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2010 and 2009 as follows:

		Fiscal 2011			Fiscal 2010
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval

(a)	Audit Fees(1)	$183,000	N/A	$0	$173,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$229,500	$0	$0	$269,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2011	Fiscal 2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2011 and 2010 were $229,500 and $269,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: March 31, 2011

By:	/s/ Peter Rodriguez
Peter Rodriguez, Controller & CFO

Date: March 31, 2011